UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2005

Item 1. Schedule of Investments.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 62.7%	Shares	Value

Advertising Agencies - 0.4%
Omnicom Group, Inc.	21,700	$1,814,771

Air Transportation - 0.3%
AAR Corp.*	16,900	290,342
Continental Airlines, Inc. Class B*	34,300	331,338
FedEx Corp.	9,800	853,874

		1,475,554

Auto Parts - Original Equipment - 0.0%
Autoliv, Inc.	5,000	217,500

Auto Trucks & Parts - 0.0%
Modine Manufacturing Co.	6,500	238,420

Banks - New York City - 1.1%
BAC Capital Trust VIII, Preferred	34,000	828,750
JPMorgan Chase & Co.	125,920	4,272,465

		5,101,215

Banks - Outside New York City - 3.9%
Bank of America Corp.	139,076	5,855,100
BB&T Corp.	7,200	281,160
First Republic Preferred Capital Corp., Preferred (e)	500	550,000
KeyCorp Ltd.	22,800	735,300
M&T Bank Corp.	21,800	2,304,478
US Bancorp	92,100	2,586,168
Wachovia Corp.	87,600	4,168,884
Wells Fargo & Co.	40,200	2,354,514

		18,835,604

Biotechnology - Research & Production - 1.1%
Amgen, Inc.*	40,500	3,226,635
Invitrogen Corp.*	23,900	1,797,997

		5,024,632

Building Materials - 0.2%
Masco Corp.	28,100	862,108

EQUITY SECURITIES - 62.7%	Shares	Value

Chemicals - 0.7%
Airgas, Inc.	2,600	77,038
Lubrizol Corp.	1,100	47,663
Praxair, Inc.	49,100	2,353,363
Sigma-Aldrich Corp.	15,200	973,712

		3,451,776

Communications & Media - 0.9%
Time Warner, Inc.	246,600	4,465,926

Communications Technology - 1.3%
Cisco Systems, Inc.*	206,800	3,707,924
Harris Corp.	53,300	2,227,940
Motorola, Inc.	12,400	273,916

		6,209,780

Computer - Services, Software & Systems - 2.4%
Adobe Systems, Inc.	84,000	2,507,400
BMC Software, Inc.*	24,500	516,950
Compuware Corp.*	48,000	456,000
Microsoft Corp.	266,800	6,864,764
Symantec Corp.*	38,089	863,097
Trizetto Group, Inc.*	15,400	217,448

		11,425,659

Computer Technology - 2.9%
Apple Computer, Inc.*	18,300	981,063
Dell, Inc.*	156,900	5,365,980
EMC Corp.*	37,900	490,426
Hewlett-Packard Co.	28,600	835,120
International Business Machines Corp.	77,700	6,233,094

		13,905,683

Consumer Electronics - 0.5%
Yahoo!, Inc.*	73,100	2,473,704

Consumer Products - 1.0%
Alberto-Culver Co.	25,600	1,145,600
American Greetings Corp.	3,700	101,380
Gillette Co.	7,400	430,680
Kimberly-Clark Corp.	47,900	2,851,487
Toro Co.	6,800	249,968

		4,779,115

Containers & Packaging - Paper & Plastic - 0.0%
Sealed Air Corp.*	300	14,238

EQUITY SECURITIES - 62.7%	Shares	Value

Cosmetics - 0.3%
Estee Lauder Co.’s, Inc.	34,700	1,208,601

Diversified Financial Services - 3.2%
American Express Co.	74,100	4,256,304
CIT Group, Inc.	5,100	230,418
Goldman Sachs Group, Inc.	43,800	5,325,204
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Richmond County Capital Corp., Preferred (e)	15	1,507,500
Roslyn Real Estate Asset Corp., Preferred	2	200,000
WoodBourne Pass-Through Trust, Preferred (e)	20	1,997,500

		15,496,926

Diversified Materials & Processing - 0.0%
Armor Holdings, Inc.*	5,100	219,351

Diversified Production - 0.5%
Danaher Corp.	40,200	2,163,966
Dover Corp.	7,500	305,925

		2,469,891

Drug & Grocery Store Chains - 0.5%
Supervalu, Inc.	13,200	410,784
Walgreen Co.	45,900	1,994,355

		2,405,139

Drugs & Pharmaceuticals - 3.1%
Cardinal Health, Inc.	23,500	1,490,840
Johnson & Johnson	118,400	7,492,352
Pfizer, Inc.	242,600	6,057,722

		15,040,914

Electrical - Household Appliances - 0.0%
Maytag Corp.	4,700	85,822

Electrical Equipment & Components - 0.1%
Molex, Inc.	24,800	661,664

Electronic Equipment & Components - 0.1%
Cooper Industries Ltd.	4,300	297,302

Electronics - Medical Systems - 0.8%
Medtronic, Inc.	68,100	3,651,522

Electronics - Semiconductors / Components - 2.7%
Analog Devices, Inc.	36,300	1,348,182

EQUITY SECURITIES - 62.7%	Shares	Value

Intel Corp.	232,500	5,731,125
Jabil Circuit, Inc.*	30,500	943,060
National Semiconductor Corp.	103,400	2,719,420
Texas Instruments, Inc.	67,400	2,284,860

		13,026,647

Energy Miscellaneous - 0.6%
Veritas DGC, Inc.*	76,300	2,794,106

Finance - Small Loan - 0.5%
SLM Corp.	43,800	2,349,432

Financial Data Processing Services - 1.3%
Automatic Data Processing, Inc.	73,400	3,159,136
CompuCredit Corp.*	19,500	866,190
First Data Corp.	50,100	2,004,000

		6,029,326

Financial Miscellaneous - 1.1%
Fannie Mae	32,500	1,456,650
Freddie Mac	4,700	265,362
MBNA Corp.	110,250	2,716,560
Nationwide Financial Services, Inc.	5,400	216,270
Providian Financial Corp.*	35,200	622,336

		5,277,178

Foods - 1.6%
General Mills, Inc.	15,600	751,920
Hershey Foods Corp.	25,900	1,458,429
Kellogg Co.	86,400	3,985,632
William Wrigley Jr. Co.	21,200	1,523,856

		7,719,837

Forest Products - 0.2%
Weyerhaeuser Co.	16,100	1,106,875

Healthcare Facilities - 0.4%
Laboratory Corp. of America Holdings, Inc.*	36,200	1,763,302

Healthcare Management Services - 0.4%
Caremark Rx, Inc.*	21,000	1,048,530
IMS Health, Inc.	30,000	755,100

		1,803,630

EQUITY SECURITIES - 62.7%	Shares	Value

Healthcare Services - 2.2%
Express Scripts, Inc.*	24,600	1,530,120
McKesson Corp.	47,400	2,249,130
WellPoint, Inc.*	92,000	6,975,440

		10,754,690

Home Building - 1.7%
NVR, Inc.*	3,900	3,451,305
Pulte Homes, Inc.	79,600	3,416,432
Standard-Pacific Corp.	29,600	1,228,696

		8,096,433

Household Equipment & Products - 0.5%
Black & Decker Corp.	29,600	2,429,864

Identification Control & Filter Devices - 0.2%
Parker Hannifin Corp.	11,500	739,565

Insurance - Life - 1.2%
Conseco, Inc., Preferred	67,000	1,791,580
Phoenix Co.’s, Inc.	13,400	163,480
Principal Financial Group	49,000	2,321,130
Prudential Financial, Inc.	18,600	1,256,616

		5,532,806

Insurance - Multi-Line - 1.1%
Cigna Corp.	30,400	3,582,944
Hartford Financial Services Group, Inc.	13,300	1,026,361
Lincoln National Corp.	11,200	582,624
Safeco Corp.	3,100	165,478
St. Paul Travelers Co.’s, Inc.	2,400	107,688
UnumProvident Corp.	700	14,350

		5,479,445

Insurance - Property & Casualty - 0.8%
21st Century Insurance Group	13,100	208,945
Chubb Corp.	19,500	1,746,225
Commerce Group, Inc.	20,200	1,172,004
Progressive Corp.	7,900	827,683

		3,954,857

Leisure Time - 0.1%
Vail Resorts, Inc.*	22,500	646,875

Machinery - Construction & Handling - 0.4%
Terex Corp.*	34,600	1,710,278

EQUITY SECURITIES - 62.7%	Shares	Value

Machinery - Engines - 0.2%
Cummins, Inc.	9,200	809,508

Machinery - Industrial / Specialty - 0.7%
Illinois Tool Works, Inc.	39,800	3,276,734

Machinery - Oil Well Equipment & Services - 0.6%
Cooper Cameron Corp.*	23,100	1,707,783
Smith International, Inc.	40,200	1,339,062

		3,046,845

Medical & Dental - Instruments & Supplies - 0.9%
Becton Dickinson & Co.	51,200	2,684,416
St. Jude Medical, Inc.*	3,400	159,120
Stryker Corp.	26,600	1,314,838

		4,158,374

Medical Services - 0.1%
Coventry Health Care, Inc.*	3,650	313,973

Multi-Sector Companies - 0.8%
3M Co.	52,200	3,829,392

Office Furniture & Business Equipment - 0.2%
Lexmark International, Inc.*	11,100	677,655
Xerox Corp.*	27,000	368,550

		1,046,205

Oil - Crude Producers - 3.2%
Cimarex Energy Co.*	5,400	244,782
EOG Resources, Inc.	101,800	7,624,820
Pioneer Natural Resources Co.	27,500	1,510,300
XTO Energy, Inc.	127,100	5,760,172

		15,140,074

Paints & Coatings - 0.0%
H.B. Fuller Co.	1,400	43,512

Publishing - Miscellaneous - 0.6%
McGraw-Hill Co.’s, Inc.	62,900	3,021,716

Real Estate Investment Trust - 0.1%
Equity Office Properties Trust	10,300	336,913
FelCor Lodging Trust, Inc.*	22,200	336,330

		673,243

EQUITY SECURITIES - 62.7%	Shares	Value

Restaurants - 0.3%
CKE Restaurants, Inc.	32,300	425,714
Darden Restaurants, Inc.	39,700	1,205,689

		1,631,403

Retail - 3.7%
Barnes & Noble, Inc.	31,600	1,191,320
Bed Bath & Beyond, Inc.*	47,500	1,908,550
Best Buy Co., Inc.	19,900	866,247
Costco Wholesale Corp.	23,500	1,012,615
Gap, Inc.	85,100	1,483,293
Home Depot, Inc.	103,200	3,936,048
Lowe’s Co.’s, Inc.	31,700	2,041,480
Nordstrom, Inc.	44,200	1,516,944
Saks, Inc.*	3,900	72,150
ShopKo Stores, Inc.*	300	7,656
Staples, Inc.	70,050	1,493,466
Target Corp.	42,900	2,227,797

		17,757,566

Savings & Loans - 0.8%
Downey Financial Corp.	9,200	560,280
Golden West Financial Corp.	22,700	1,348,153
Washington Mutual, Inc.	43,300	1,698,226

		3,606,659

Securities Brokers & Services - 0.6%
Charles Schwab Corp.	8,300	119,769
Franklin Resources, Inc.	33,300	2,795,868

		2,915,637

Services - Commercial - 0.1%
eBay, Inc.*	9,200	379,040

Shoes - 0.1%
Timberland Co.*	10,100	341,178

Soaps & Household Chemicals - 1.5%
Colgate-Palmolive Co.	6,800	358,972
Procter & Gamble Co.	114,900	6,831,954

		7,190,926

Telecommunications Equipment - 0.0%
Audiovox Corp.*	3,100	43,338

Transportation Miscellaneous - 0.1%
United Parcel Service, Inc., Class B	8,000	553,040

EQUITY SECURITIES - 62.7%	Shares	Value

Utilities - Cable, Television, & Radio - 0.6%
Cablevision Systems Corp.*	4,300	131,881
Comcast Corp.*	99,600	2,926,248

		3,058,129

Utilities - Electrical - 0.8%
Black Hills Corp.	6,100	264,557
Cleco Corp.	51,400	1,212,012
Duquesne Light Holdings, Inc.	1,500	25,815
Hawaiian Electric Industries, Inc.	7,800	217,464
IDACORP, Inc.	18,600	560,418
NiSource, Inc.	14,500	351,625
OGE Energy Corp.	33,400	938,540
Unisource Energy Corp.	900	29,916

		3,600,347

Utilities - Gas Distribution - 2.2%
Energen Corp.	24,000	1,038,240
Kinder Morgan, Inc.	36,000	3,461,760
Oneok, Inc.	82,200	2,796,444
Questar Corp.	35,200	3,101,824

		10,398,268

Utilities - Telecommunications - 2.1%
Bellsouth Corp.	180,200	4,739,260
Centennial Communications Corp.*	14,000	209,720
Manitoba Telecom Services, Inc.	7,421	309,765
SBC Communications, Inc.	189,500	4,542,315

		9,801,060

Wholesalers - 0.1%
United Stationers, Inc.*	5,300	253,658

Total Equity Securities (Cost $256,769,336)		299,937,788

	PRINCIPAL
Corporate Bonds - 22.3%	AMOUNT	VALUE

ACLC Business Loan Receivables Trust, 4.418%, 10/15/21 (e)(r)	$590,251	$564,948
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	1,750,000	1,772,488
Alliance Mortgage Investments, 11.08%, 6/1/10 (r)	393,333	393,333
AMB Property LP, 6.90%, 1/30/06	1,000,000	1,006,800
APL Ltd., 8.00%, 1/15/24	440,000	451,550
Army Hawaii Family Housing Trust Certificates:
4.196%, 6/15/50 (e)(r)	4,000,000	4,000,000
5.624%, 6/15/50 (e)	2,450,000	2,515,880
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	2,700,000	1,748,250

	PRINCIPAL
Corporate Bonds - 22.3%	AMOUNT	VALUE

Atmos Energy Corp., 3.974%, 10/15/07 (r)	2,000,000	1,999,460
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	577,020
Banco Santander Chile, 4.148%, 12/9/09 (e)(r)	1,500,000	1,499,250
Bank One Issuance Trust, 3.818%, 10/15/08 (r)	2,000,000	2,000,413
BF Saul (REIT), 7.50%, 3/1/14	500,000	516,250
Brascan Corp., 7.125%, 6/15/12	1,660,000	1,840,724
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,500,000	2,473,400
CIT Group, Inc., 3.832%, 8/18/06 (r)	4,000,000	3,998,600
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	963,300	987,706
Franchise Loan Trust Certificates, Interest only, 0.9297%, 8/18/16 (e)(r)	5,490,481	211,164
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,438,106
Credit Suisse First Boston USA, Inc., 3.98%, 6/2/08 (r)	1,500,000	1,499,490
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,432,450
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	457,360
Duke Realty LP (REIT), 4.184%, 12/22/06 (r)	2,000,000	1,999,360
E*Trade Financial Corp., 8.00%, 6/15/11	550,000	567,875
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 1.253%, 1/15/25 (e)(r)	4,597,955	192,470
6.90%, 10/15/25 (e)	1,258,235	471,838
First Republic Bank, 7.75%, 9/15/12	500,000	552,120
Global Signal:
Trust I, 3.711%, 1/15/34 (e)	945,851	913,929
Trust II, 4.232%, 12/15/14 (e)	1,000,000	973,211
Goldman Sachs Group, Inc.:
4.07%, 3/2/10 (r)	1,750,000	1,752,240
4.30%, 6/28/10 (r)	1,000,000	1,002,355
6.345%, 2/15/34	1,000,000	1,039,720
HBOS plc, 6.413%, 9/29/49 (e)(r)	1,200,000	1,189,056
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,026,300
Huntington Bancshares, Inc., 4.10%, 12/1/05 (r)	1,000,000	1,000,052
Impac CMB Trust:
4.10%, 5/25/35 (r)	3,537,920	3,541,918
4.15%, 8/25/35 (r)	932,836	932,901
Interpool Capital Trust, 9.875%, 2/15/27	3,250,000	3,266,250
Keycorp, 4.05%, 6/2/08 (r)	1,000,000	1,000,997
Kimco Realty Corp., 3.893%, 8/1/06 (r)	1,500,000	1,501,491
Leucadia National Corp., 7.00%, 8/15/13	1,200,000	1,204,500
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	40,388
8.30%, 12/1/37 (e)(m)*	3,200,000	60,000
Masco Corp., 4.048%, 3/9/07 (e)(r)	2,000,000	2,004,444
MBNA Corp., 4.163%, 5/5/08 (r)	2,000,000	2,003,280
Meridian Funding Co. LLC:
4.069%, 4/15/09 (e)(r)	785,500	785,396
4.108%, 10/15/14 (e)(r)	5,000,000	5,000,700
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	1,000,000	998,430

	PRINCIPAL
Corporate Bonds - 22.3%	AMOUNT	VALUE

5.30%, 8/1/50 (e)	600,000	599,952
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,067,510
Nelnet Education Loan Funding, Inc., 3.64%, 10/25/38 (r)	500,000	501,250
New York State Community Statutory Trust II, 7.26%, 12/28/31 (e)(r)	500,000	510,460
Odyssey Re Holdings Corp., 6.875%, 5/1/15	1,500,000	1,497,525
Pacific Pilot Funding Ltd., 4.37%, 10/20/16 (e)(r)	994,086	990,272
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	522,375
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17 (e)	500,000	498,850
Preferred Term Securities IX Ltd., 4.22%, 4/3/33 (e)(r)	1,000,000	1,009,820
Premium Asset Trust, 3.81%, 10/8/09 (e)(r)	4,000,000	4,001,196
PRICOA Global Funding I, 3.97%, 3/2/07 (e)(r)	1,000,000	1,001,013
Prudential Financial, Inc., 4.00%, 6/13/08 (r)	1,500,000	1,499,355
RBS Capital Trust I, 4.82%, 9/29/49 (r)	1,000,000	992,600
Reed Elsevier Capital, Inc., 4.20%, 6/15/10 (r)	3,000,000	2,998,800
Small Business Administration:
5.038%, 3/10/15	995,117	1,006,302
4.94%, 8/15/15	1,500,000	1,511,867
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	1,500,000	1,611,135
Sovereign Bancorp, Inc.:
4.166%, 8/25/06 (r)	1,500,000	1,502,250
4.15%, 3/1/09 (e)(r)	1,000,000	999,030
Sovereign Bank, 4.00%, 2/1/08	2,000,000	1,976,618
SPARCS Trust 99-1, STEP, 0.00%, 4/15/19 (e)(r)	1,000,000	331,543
State Street Capital Trust II, 4.29%, 2/15/08 (r)	1,000,000	999,660
Toll Road Investors Partnership II LP:
Zero Coupon, 2/15/06 (e)	1,550,000	1,523,965
Zero Coupon, 2/15/45 (e)	13,300,000	1,597,064
Union Financial Services 1, Inc., 3.80%, 12/1/32 (r)	1,000,000	1,002,500
United Energy Ltd., 6.00%, 11/1/05 (e)	1,500,000	1,501,575
Washington Mutual, Inc., 4.04%, 3/20/08 (r)	800,000	800,486
Westfield Capital Corp Ltd., 4.00%, 11/2/07 (e)(r)	2,000,000	2,003,460

Total Corporate Bonds (Cost $110,324,849)		106,464,296

Municipal Obligations - 0.1%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	750,000	326,678

Total Municipal Obligations (Cost $750,000)		326,678

Taxable Municipal Obligations - 8.5%

Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/06	1,500,000	1,433,895
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	1,050,000	1,038,555

Taxable Municipal Obligations - 8.5%

Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	188,750
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	502,825

California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,123,006
5.01%, 8/1/15	1,000,000	1,007,820
Colorado State Fort Carson Family Housing LLC Revenue Bonds, 7.65%, 11/15/21	3,000,000	3,733,200
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,279,448
Detroit Michigan COPs, 3.644%, 6/15/25 (r)	5,000,000	5,000,000
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	320,628
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,443,099

Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,485,000	1,529,743
Indiana State Bond Bank Revenue Bonds, 5.27%, 1/15/18	525,000	531,961
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 4.94%, 1/15/17	1,595,000	1,596,069
Miami Beach Florida Redevelopment Agency Tax Increment Revenue Bonds, 5.01%, 12/1/17	1,300,000	1,285,921
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	764,373
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,458,375
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	730,000	727,379
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,936,800
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	497,740
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	246,413

San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	976,330
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.30%, 8/1/28	1,000,000	964,900
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	1,555,000	1,525,579
Tennessee State Educational Funding of the South, Inc. Revenue VRDNs:
3.70%, 12/1/35 (r)	1,000,000	1,000,000
3.801%, 6/1/38 (r)	1,000,000	1,000,000
Tennessee State School Board Authority Revenue Bonds, 4.88%, 5/1/20	600,000	584,700
Texas Municipal Gas Corp., 2.60%, 7/1/07	590,000	581,038
University of Central Florida COPs, 5.375%, 10/1/35	1,500,000	1,445,955
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,481,895
Vermont State Student Assistance Corp. Educational Loans Revenue VRDNs:
3.79%, 12/15/36 (r)	750,000	750,000
3.85%, 12/15/38 (r)	1,000,000	1,000,000
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	519,341
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	999,940

Total Taxable Municipal Obligations (Cost $40,671,465)		40,475,678

U.S. Treasury - 4.0%

United States Treasury Bonds, 5.375%, 2/15/31	1,443,000	1,616,391
United States Treasury Notes:
3.625%, 6/30/07	1,000,000	990,310
3.625%, 6/15/10	2,050,000	1,997,786
4.125%, 8/15/10	700,000	696,612
3.875%, 9/15/10	1,325,000	1,306,158
4.125%, 5/15/15	560,000	550,374
4.25%, 8/15/15	12,085,000	12,009,469

Total U.S. Treasury (Cost $19,299,364)		19,167,100

U.S. Government Agencies and Instrumentalities - 2.4%

Federal Home Loan Bank Discount Notes, 10/3/05	11,500,000	11,497,987

Total U.S. Government Agencies and Instrumentalities (Cost $11,497,987)		11,497,987

Total Investments (Cost $439,313,001) - 100.0%		477,869,527
Other assets and liabilities, net - 0.0%		158,697

Net Assets - 100%		$478,028,224

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred until July 1, 2006. At September 30, 2005 accumulated deferred interest totaled $155,804 and includes interest accrued since and due on October 1, 2003.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Non-income producing security.

Abbreviations:

COPs: Certificates of Participation

FSB: Federal Savings Bank

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

REIT: Real Estate Investment Trust

STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

SO: Special Obligation

VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 99.3%	Shares	Value

Chemicals - 2.0%
Praxair, Inc.	27,000	$1,294,110

Communications Technology - 4.7%
CSG Systems International, Inc.*	64,000	1,389,440
Scientific-Atlanta, Inc.	42,200	1,582,922

		2,972,362

Computer - Services, Software & Systems - 3.6%
Cognizant Technology Solutions Corp.*	49,400	2,301,546

Consumer Products - 4.9%
Alberto-Culver Co.	22,100	988,975
Nautilus Group, Inc.	69,600	1,536,072
USANA Health Sciences, Inc.*	12,300	586,710

		3,111,757

Cosmetics - 1.8%
Estee Lauder Co.’s, Inc.	32,200	1,121,526

Drugs & Pharmaceuticals - 2.7%
Barr Pharmaceuticals, Inc.*	30,900	1,697,028

Education Services - 3.0%
Strayer Education, Inc.	20,200	1,909,304

EQUITY SECURITIES - 99.3%	Shares	Value

Electronics - 2.6%
Amphenol Corp.	40,500	1,633,770

Electronics - Gauge & Meter - 4.6%
Itron, Inc.*	34,300	1,566,138
Mettler Toledo International, Inc.*	26,200	1,335,676

		2,901,814

Finance - Small Loan - 1.5%
SLM Corp.	18,400	986,976

Healthcare Management Services - 1.4%
AMERIGROUP Corp.*	46,500	889,080

Healthcare Services - 4.5%
Lincare Holdings, Inc.*	38,100	1,564,005
Omnicare, Inc.	23,300	1,310,159

		2,874,164

Home Building - 6.3%
KB Home	21,100	1,544,520
Pulte Homes, Inc.	56,600	2,429,272

		3,973,792

Insurance - Multi-Line - 1.5%
Protective Life Corp.	23,500	967,730

Investment Management Companies - 1.5%
Federated Investors, Inc., Class B	29,400	976,962

Machinery - Oil Well Equipment & Services - 5.8%
CARBO Ceramics, Inc.	26,500	1,748,735
Superior Energy Services, Inc.*	83,400	1,925,706

		3,674,441

Machinery - Specialty - 2.5%
Graco, Inc.	45,700	1,566,596

Medical & Dental - Instruments & Supplies - 2.7%
Sybron Dental Specialties, Inc.*	40,800	1,696,464

Medical Services - 2.2%
Coventry Health Care, Inc.*	15,900	1,367,718

EQUITY SECURITIES - 99.3%	Shares	Value

Metal Fabricating - 3.4%
Maverick Tube Corp.*	25,700	771,000
Reliance Steel & Aluminum Co.	26,100	1,381,473

		2,152,473

Office Furniture & Business Equipment - 1.5%
Xerox Corp.*	70,000	955,500

Oil - Crude Producers - 4.1%
Cimarex Energy Co.*	37,000	1,677,210
XTO Energy, Inc.	20,400	924,528

		2,601,738

Production Technology Equipment - 2.5%
Dionex Corp.*	28,900	1,567,825

Rent & Lease Services - Construction - 2.7%
WESCO International, Inc.*	50,000	1,693,500

Retail - 10.5%
Bed Bath & Beyond, Inc.*	41,400	1,663,452
Chico’s FAS, Inc.*	49,000	1,803,200
Ross Stores, Inc.	66,700	1,580,790
Williams-Sonoma, Inc.*	41,400	1,587,690

		6,635,132

Savings & Loans - 2.0%
FirstFed Financial Corp.*	23,000	1,237,630

Securities Brokers & Services - 1.6%
Legg Mason, Inc.	9,300	1,020,117

Services - Commercial - 7.7%
Hewitt Associates, Inc.*	50,800	1,385,824
Resources Connection, Inc.*	55,200	1,635,576
Weight Watchers International, Inc.*	36,300	1,872,354

		4,893,754

Soaps & Household Chemicals - 2.5%
Church & Dwight Co., Inc.	42,300	1,562,562

Utilities - Gas Distribution - 1.0%
Oneok, Inc.	19,400	659,988

Total Equity Securities (Cost $62,842,450)		62,897,359

Total Investments (Cost $62,842,450) - 99.3%		62,897,359
Other assets and liabilities, net - 0.7%		413,621

Net Assets - 100%		$63,310,980

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Argentina - 0.1%
Telecom Argentina SA, Class B (ADR)*	1,600	$20,656

Australia - 4.8%
Amcor Ltd.	10,629	54,510
Australia & New Zealand Banking Group Ltd.	8,851	162,356
Australian Gas & Light Co. Ltd.	5,985	67,792
Commonwealth Bank of Australia	2,635	77,355
Macquarie Bank Ltd.	1,355	78,034
National Australia Bank Ltd.	6,988	176,518
Santos Ltd.	16,140	154,321
Telstra Corp. Ltd.	39,060	121,504

		892,390

Austria - 0.1%
Mayr-Melnhof Karton AG	124	18,092

Belgium - 3.2%
Colruyt SA	334	43,576
Dexia	4,954	111,884
Fortis SA/NV	9,274	269,836
UCB SA	3,189	168,885

		594,181

Brazil - 1.1%
Banco Itau Holding Financiera SA (ADR)	700	83,062
Contax Participacoes SA (ADR)*	1,000	620

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Gerdau SA (ADR)	2,940	43,894
Tele Centro Oeste Celular Participacoes SA (ADR)	600	5,436
Tele Norte Leste Participacoes SA (ADR)	1,000	16,530
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	1,100	57,860

		207,402

Canada - 2.2%
EnCana Corp.	5,200	303,906
Royal Bank of Canada	1,500	109,423

		413,329

Denmark - 0.3%
Novo-Nordisk A/S	1,000	49,603

Finland - 2.8%
Nokia Oyj	24,050	404,253
Rautaruukki Oyj	5,000	112,682

		516,935

France - 3.6%
AXA SA	2,806	77,279
BNP Paribas SA	2,059	157,033
France Telecom SA	5,048	145,355
L’Oreal SA	1,102	85,641
Peugeot SA	1,800	122,630
Societe Generale Groupe	730	83,578

		671,516

Germany - 6.0%
Adidas - Salomon AG	678	118,199
Altana AG	2,024	113,680
Continental AG	796	65,555
Deutsche Bank AG	1,092	102,468
Muenchener Rueckversicherungs AG	1,305	149,489
Schering AG	2,812	178,351
Volkswagen AG:
Non-Voting Preferred	3,764	172,377
Ordinary	3,554	219,413

		1,119,532

Greece - 0.3%
National Bank of Greece SA	1,430	57,005

Hungary - 0.2%
OTP Bank Rt (GDR)	500	39,550

EQUITY SECURITIES - 96.6%	SHARES	VALUE

India - 0.5%
Bajaj Auto Ltd. (GDR)	290	11,165
ICICI Bank Ltd. (ADR)	1,600	45,200
Satyam Computer Services Ltd. (ADR)	900	27,198
State Bank of India Ltd. (GDR)	300	14,850

		98,413

Indonesia - 0.2%
PT Bank Mandiri Tbk	70,000	9,864
PT Unilever Indonesia Tbk	52,000	20,593

		30,457

Ireland - 1.0%
Allied Irish Banks plc	5,285	112,796
Bank of Ireland	4,792	75,983

		188,779

Israel - 1.1%
Check Point Software Technologies Ltd.*	1,900	46,208
Taro Pharmaceuticals Industries Ltd.*	700	18,011
Teva Pharmaceutical Industries Ltd. (ADR)	4,200	140,364

		204,583

Italy - 3.5%
Enel SpA	34,688	299,898
Parmalat Finanziaria SpA (b)*	42,078	1
Sanpaolo IMI SpA	6,666	103,849
Telecom Italia SpA	89,138	248,822

		652,570

Japan - 21.3%
Acom Co. Ltd.	1,098	79,858
Advantest Corp.	800	62,139
Alps Electric Co. Ltd.	4,000	65,069
Astellas Pharma, Inc.	2,400	90,454
Daiichi Sankyo Co. Ltd.	8,692	178,374
Denso Corp.	2,900	84,214
Eisai Co. Ltd.	4,600	196,920
Fanuc Ltd.	1,600	129,644
Furukawa Electric Co. Ltd.	27,000	137,032
Hoya Corp.	500	16,638
Hoya Corp. (when issued)*	1,500	51,106
JSR Corp.	2,500	52,076
Kao Corp.	6,000	148,021
Kawasaki Kisen Kaisha Ltd.	9,000	65,060
Kikkoman Corp.	6,000	57,725
Kobe Steel Ltd.	29,000	88,309
Komatsu Ltd.	14,000	191,041

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Mazda Motor Corp.	23,933	105,200
Mitsubishi Chemical Corp.	18,000	59,738
Mitsui OSK Lines Ltd.	9,000	72,051
Mitsui Trust Holdings, Inc.	8,000	111,002
Mizuho Financial Group, Inc.	24	152,946
Nippon Steel Corp.	39,000	146,644
Nippon Yusen Kabushiki Kaisha	9,000	60,453
Nitto Denko Corp.	1,600	90,242
NTT Data Corp.	17	65,722
Ono Pharmaceutical Co. Ltd.	2,000	93,385
Osaka Gas Co. Ltd.	56,000	196,231
Resona Holdings, Inc.*	61	157,756
Shizuoka Bank Ltd.	8,000	82,546
SMC Corp.	700	93,358
Sumitomo Electric Industries Ltd.	7,000	94,532
Teijin Ltd.	21,000	122,706
Terumo Corp.	4,500	144,976
Tokyo Electron Ltd.	1,600	85,158
Tokyo Gas Co. Ltd.	23,000	93,588
Ube Industries Ltd.	36,000	97,233
Yamada Denki Co. Ltd.	1,100	83,790
Yamato Transport Co. Ltd.	6,000	98,822

		4,001,759

Luxembourg - 0.5%
Arcelor SA	4,070	95,502

Mexico - 1.3%
America Movil, SA de CV (ADR)	2,100	55,272
Cemex, SA de CV (ADR)	2,567	134,254
Telefonos de Mexico, SA de CV (ADR)	2,800	59,556

		249,082

Netherlands - 6.8%
ABN AMRO Holding NV	14,101	338,869
Aegon NV	8,931	132,997
Buhrmann NV	8,514	103,175
Hagemeyer NV*	34,215	101,078
ING Groep NV CVA	14,971	447,329
TNT NV	2,093	52,166
Unilever NV CVA	1,506	107,413

		1,283,027

Norway - 0.5%
Orkla ASA	2,400	91,229

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Philippines - 0.0%
Globe Telecom, Inc.	466	6,208

Poland - 0.4%
Bank Pekao SA (GDR)	800	44,480
Telekomunikacja Polska SA (GDR)	4,500	34,875

		79,355

Russia - 0.1%
VimpelCom (ADR)	500	22,220

Singapore - 0.5%
DBS Group Holdings Ltd.	9,000	84,130

South Africa - 1.1%
Alexander Forbes Ltd.	9,000	20,331
BIDVest Group Ltd.:
Common Stock	1,699	24,673
Warrants(strike price 6,000 ZAR/share, expires 12/8/06)*	120	604
Investec Ltd.	500	18,753
Nedcor Ltd.	2,381	34,553
Pick’n Pay Stores Ltd.	3,200	14,331
Spar Group Ltd.	2,000	9,728
Telkom South Africa Ltd.	1,056	20,969
Tiger Brands Ltd.	2,000	44,014
VenFin Ltd.	2,900	15,430

		203,386

South Korea - 1.4%
Kookmin Bank (ADR)	2,300	136,275
KT Corp. (ADR)	2,530	56,925
SK Telecom Co. Ltd. (ADR)	2,852	62,288

		255,488

Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	5,792	101,896
Gas Natural SDG SA	4,864	141,933
Sacyr Vallehermoso SA	3,322	93,532

		337,361

Sweden - 3.5%
Hennes & Mauritz AB	8,800	314,708
Nordea Bank AB	15,500	155,369
Sandvik AB	2,000	99,721
TeliaSonera AB	19,500	92,814

		662,612

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Switzerland - 3.2%
Credit Suisse Group	4,166	185,191
Serono SA	126	83,185
Swisscom AG	301	98,777
Zurich Financial Services Group AG*	1,378	235,725

		602,878

Taiwan - 1.6%
Asustek Computer, Inc. (GDR)	13,000	35,490
Compal Electronics, Inc. (GDR)	15,100	75,500
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	24,068	197,839

		308,829

Thailand - 0.2%
Bangkok Bank PCL (NVDR)	5,000	12,791
Electricity Generating PCL	7,000	12,791
National Finance PCL	37,700	11,849

		37,431

Turkey - 0.0%
Turkcell Iletisim Hizmet AS (ADR)	615	8,395

United Kingdom - 21.4%
Aegis Group plc	25,931	64,235
Aviva plc	17,158	188,987
Barclays plc	21,386	216,826
Barratt Developments plc	9,571	127,943
Boots Group plc	10,060	108,314
BT Group plc	44,932	176,695
Bunzl plc	5,121	51,467
Cadbury Schweppes plc	20,727	209,777
Centrica plc	30,102	131,026
DSG International plc	37,367	99,506
GlaxoSmithKline plc	25,449	649,325
George Wimpey plc	9,641	73,012
GUS plc	4,373	66,118
HBOS plc	21,037	317,697
Invensys plc*	355,653	91,248
Next plc	5,019	123,618
Northern Foods plc	39,840	107,678
O2 plc	28,732	80,198
Prudential plc	9,384	85,428
Royal Bank of Scotland Group plc	3,047	86,747
Scottish & Southern Energy plc	15,077	274,509
Scottish Power plc	10,741	108,614
Tate & Lyle plc	10,877	87,424
Unilever plc	13,452	140,908
United Utilities plc	6,716	77,836

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Vodafone Group plc	60,433	157,722
Wolseley plc	5,625	119,335

		4,022,193

Total Equity Securities (Cost $15,156,073)		18,126,078

	PRINCIPAL
U.S. Treasury Obligations - 0.3%	AMOUNT	VALUE

United States Treasury Bill, 3.69%, 2/23/06 (i)	$50,000	$49,266

Total U.S Treasury Obligation(Cost $49,266)		49,266

Total Investments (Cost $15,205,339) - 96.9%		18,175,344
Other assets and liabilities, net - 3.1%		582,350

NET ASSETS - 100%		$18,757,694

Forward Foreign Currency Contracts, Open at September 30, 2005

						Unrealized
					Contract	Appreciation
		In		Settlement	Value	(Depreciation)
Contracts to Receive/ Deliver		Exchange	For	Date	(US$)	(US$)

Purchased:
Australian Dollar	54,638	US Dollars	$41,791	29-Nov-05	$41,649	($142)
Danish Kroner	332,000	US Dollars	54,724	29-Nov-05	53,806	(918)
Euro	441,445	US Dollars	542,297	29-Nov-05	533,920	(8,377)
Swiss Franc	648,125	US Dollars	514,585	29-Nov-05	505,534	(9,051)
Total Purchased					Total Purchases	($18,488)

Sold:
British Pound Sterling	192,855	US Dollars	347,120	29-Nov-05	340,925	6,195

Total Sold					Total Sales	6,195

					Total Net
					Depreciation	($12,293)

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures (i)	Contracts	Date	At Value	(Depreciation)

Purchased:
CAC 40 Index	1	10/05	$55,472	$1,257
DAX Index	2	12/05	305,421	8,162
FTSE 100	1	12/05	97,026	2,030
SPI 200	1	12/05	88,526	2,708

Total Purchased				$14,157

(b)	This security is valued by the Board of Directors. See Note A.

(i)	Futures collateralized by 50,000 units of U.S. Treasury Bills.

*	Non-income producing security.

Abbreviations:

ADR: American Depository Receipts

CVA: Certificaten Van Aandelen

GDR: Global Depository Receipts

NVDR: Non-Voting Depository Receipts

PCL: Public Company Limited

ZAR: South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 97.2%	Shares	Value

Air Transportation - 2.6%
Skywest, Inc.	13,180	$353,488

Banks — Outside New York City - 3.5%
First Community Bancorp, Inc.	4,505	215,474
Pacific Capital Bancorp	8,170	271,979

		487,453

Building — Air Conditioning - 1.7%
Lennox International, Inc.	8,470	232,163

Building Materials - 2.3%
Watsco, Inc.	6,095	323,705

Communications Technology - 4.5%
Comtech Telecommunications Corp.*	7,315	303,353
j2 Global Communications, Inc.*	7,885	318,712

		622,065

Computer - Services, Software & Systems - 4.3%
Digital River, Inc.*	9,595	334,386
Micros Systems, Inc.*	5,985	261,844

		596,230

Computer Technology - 2.1%
Emulex Corp.*	14,345	289,912

Consumer Products - 5.4%
Nautilus Group, Inc.	9,880	218,052
Oakley, Inc.	16,170	280,388
Toro Co.	6,555	240,962

		739,402

Diversified Financial Services - 2.0%
Jones Lang LaSalle, Inc.	5,905	271,984

Drugs & Pharmaceuticals - 1.5%
American Pharmaceutical Partners, Inc.*	4,495	205,242

Education Services - 2.0%
Bright Horizons Family Solutions, Inc.*	7,315	280,896

Electronics - Semiconductors / Components - 1.6%
Agere Systems, Inc.*	21,175	220,432

Electronics - Technology - 1.4%
Innovative Solutions & Support, Inc.*	12,825	199,172

Financial Data Processing Services - 2.3%
John H. Harland Co.	7,220	320,568

Financial Miscellaneous - 2.2%
Portfolio Recovery Associates, Inc.*	7,125	307,657

Healthcare Facilities - 4.9%
Kindred Healthcare, Inc.*	6,840	203,832

EQUITY SECURITIES - 97.2%	Shares	Value

LCA-Vision, Inc.	5,795	215,110
LifePoint Hospitals, Inc.*	5,890	257,570

		676,512

Healthcare Management Services - 3.6%
Centene Corp.*	8,645	216,384
Sierra Health Services, Inc.*	4,085	281,334

		497,718

Healthcare Services - 1.5%
Amedisys, Inc.*	5,400	210,600

Home Building - 4.0%
Meritage Homes Corp.*	3,705	284,025
Standard-Pacific Corp.	6,650	276,042

		560,067

Household Furnishings - 1.4%
Select Comfort Corp.*	9,735	194,505

Insurance - Multi-Line - 1.8%
UICI	6,950	250,200

Insurance - Property & Casualty - 5.6%
HCC Insurance Holdings, Inc.	8,005	228,383
Philadelphia Consolidated Holding Co.*	3,230	274,227
Selective Insurance Group	5,605	274,084

		776,694

Leisure Time - 2.0%
SCP Pool Corp.	7,980	278,741

Machinery - Oil Well Equipment & Services - 5.9%
Cal Dive International, Inc.*	4,815	305,319
Hydril Co.*	4,215	289,318
Superior Energy Services, Inc.*	9,775	225,705

		820,342

Machinery - Specialty - 1.9%
JLG Industries, Inc.	7,000	256,130

Metal Fabricating - 3.8%
Lone Star Technologies, Inc.*	5,345	297,129
NS Group, Inc.*	5,700	223,725

		520,854

EQUITY SECURITIES - 97.2%	Shares	Value

Oil - Crude Producers - 5.0%
St Mary Land & Exploration Co.	6,215	227,469
Swift Energy Co.*	4,790	219,143
Unit Corp.*	4,415	244,061

		690,673

Retail - 6.6%
Childrens Place Retail Stores, Inc.*	5,510	196,376
Guitar Center, Inc.*	4,655	257,003
Hibbett Sporting Goods, Inc.*	11,400	253,650
Stein Mart, Inc.	9,825	199,447

		906,476

Services - Commercial - 3.4%
Korn / Ferry International*	15,865	260,027
Watson Wyatt & Co. Holdings	7,725	208,189

		468,216

Shipping - 1.5%
Overseas Shipholding Group, Inc.	3,635	212,030

Steel - 1.6%
IPSCO, Inc.	3,120	223,049

Telecommunications Equipment - 1.8%
Arris Group, Inc.*	20,430	242,300

Truckers - 1.5%
Swift Transportation Co., Inc.*	11,685	206,824

Total Equity Securities (Cost $13,320,315)		13,442,300

Total Investments (Cost $13,320,315) - 97.2%		13,442,300
Other assets and liabilities, net - 2.8%		389,899

Net Assets - 100%		$13,832,199

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Corporate Bonds - 58.4%	AMOUNT	VALUE

Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	$300,000	$303,855
Alliance Mortgage Investments, 11.08%, 6/1/10 (r)	98,333	98,333
Ames True Temper, Inc., 10.00%, 7/15/12	90,000	70,875
APL Ltd., 8.00%, 1/15/24	175,000	179,594
Army Hawaii Family Housing Trust Certificates:
4.196%, 6/15/50 (e)(r)	1,000,000	1,000,000
5.624%, 6/15/50 (e)	200,000	205,378
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	551,075
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	450,000	291,375
Atmos Energy Corp., 3.974%, 10/15/07 (r)	100,000	99,973
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	150,000	173,106
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	236,623	253,603
BAE Systems Holdings, Inc., 4.05%, 8/15/08 (e)(r)	100,000	99,949
Barclays Bank plc, 6.278%, 12/29/49 (r)	300,000	295,854
Bear Stearns Co’s, Inc., 4.389%, 10/28/14 (r)	300,000	301,180
BF Saul (REIT), 7.50%, 3/1/14	100,000	103,250
Brascan Corp., 7.125%, 6/15/12	200,000	221,774
Captec Franchise Trust, 7.535%, 9/25/11 (e)(r)	50,000	38,431
Catholic High School of New Iberia, 4.18%, 11/1/19 (r)	150,000	150,000
Chase Funding Mortgage Loan, 4.045%, 5/25/33	200,000	197,872
CIT Group, Inc., 3.832%, 8/18/06 (r)	500,000	499,825
CNL Funding, Inc:
7.721%, 8/25/09 (e)	120,412	123,463
Franchise Loan Trust Certificates, Interest only, 0.9297%, 8/18/16 (e)(r)	951,683	36,602
Convergys Corp., 4.875%, 12/15/09	200,000	191,747
Countrywide Asset-Backed Certificates, 4.28%, 11/25/34 (r)	209,134	209,686
Countrywide Financial Corp., 4.75%, 4/1/11 (r)	300,000	299,319
Credit Suisse First Boston USA, Inc., 3.98%, 6/2/08 (r)	200,000	199,932
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	250,000	245,175
CSX Corp., 4.01%, 8/3/06 (r)	193,000	193,316
Daimler-Chrysler North American Holding Corp., 4.132%, 11/17/06 (r)	150,000	150,244
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	114,340
Dominion Resources, Inc., 4.30%, 9/28/07 (r)	300,000	300,585
Duke Realty LP (REIT), 4.184%, 12/22/06 (r)	100,000	99,968
E*Trade Financial Corp., 8.00%, 6/15/11	100,000	103,250
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	250,000	255,814

	PRINCIPAL
Corporate Bonds - 58.4%	AMOUNT	VALUE

Eli Lilly Services, Inc., 3.907%, 9/12/08 (e)(r)	500,000	499,795
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 1.253%, 1/15/25 (e)(r)	1,149,489	48,118
6.90%, 10/15/25 (e)	209,706	78,640
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	15,423	15,414
First Republic Bank, 7.75%, 9/15/12	100,000	110,424
GE Dealer Floorplan Master Note Trust, 3.836%, 4/20/10 (r)	500,000	500,148
General Electric Capital Corp., 3.833%, 7/27/12 (r)	250,000	249,935
Global Signal:
Trust I, 3.711%, 1/15/34 (e)	141,878	137,089
Trust II, 4.232%, 12/15/14 (e)	100,000	97,321
Golden Securities Corp., 3.993%, 12/2/13 (e)(r)	150,000	150,435
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	100,000	107,844
Goldman Sachs Group, Inc.:
4.07%, 3/2/10 (r)	375,000	375,480
4.30%, 6/28/10 (r)	400,000	400,942
HBOS plc, 6.413%, 9/29/49 (e)(r)	200,000	198,176
IKON Receivables LLC, 4.008%, 12/17/07 (r)	52,955	52,964
Impac CMB Trust:
4.18%, 10/25/33 (r)	35,974	36,189
4.14%, 4/25/35 (r)	345,250	345,637
4.10%, 5/25/35 (r)	88,448	88,548
4.15%, 8/25/35 (r)	279,851	279,870
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	200,000	219,762
Interpool Capital Trust, 9.875%, 2/15/27	500,000	502,500
Keycorp, 4.05%, 6/2/08 (r)	200,000	200,199
Kimco Realty Corp., 3.893%, 8/1/06 (r)	100,000	100,099
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	125,000	114,375
Lehman Brothers Holdings E-Capital Trust I, 4.59%, 8/19/65 (e)(r)	100,000	101,166
Leucadia National Corp., 7.00%, 8/15/13	270,000	271,012
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	788
8.30%, 12/1/37 (e)(m)*	100,000	1,875
MBNA Corp., 4.163%, 5/5/08 (r)	300,000	300,492
Meridian Funding Co. LLC:
3.748%, 10/6/08 (e)(r)	206,917	206,910
4.108%, 10/15/14 (e)(r)	250,000	250,035
Merrill Lynch & Co., Inc., 3.96%, 7/21/09 (r)	200,000	200,522
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	200,000	199,686
5.30%, 8/1/50 (e)	150,000	149,988
Nelnet Education Loan Funding, Inc., 3.64%, 10/25/38 (r)	100,000	100,250
New Valley Generation:
I, 7.299%, 3/15/19	424,851	505,398
II, 4.929%, 1/15/21	86,949	87,206
Noble Group Ltd., 6.625%, 3/17/15 (e)	50,000	46,563
Odyssey Re Holdings Corp., 7.65%, 11/1/13	175,000	183,250

	PRINCIPAL
Corporate Bonds - 58.4%	AMOUNT	VALUE

Overseas Shipholding Group, Inc., 7.50%, 2/15/24	300,000	299,250
Pacific Pilot Funding Ltd., 4.37%, 10/20/16 (e)(r)	99,409	99,027
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	100,000	104,475
Pepco Holdings, Inc., 4.495%, 6/1/10 (r)	300,000	300,849
Pinnacle West Energy Corp., 4.004%, 4/1/07 (e)(r)	350,000	349,983
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17 (e)	100,000	99,770
Platinum Underwriters Holdings Ltd., 6.371%, 11/16/07 (e)	100,000	100,498
Premium Asset Trust, 3.81%, 10/8/09 (e)(r)	300,000	300,090
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	200,000	235,924
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	100,000	104,054
Public Service Enterprise Group, Inc., 4.295%, 9/21/08 (r)	100,000	99,939
Puget Energy Inc., 7.02%, 12/1/27	377,000	457,045
QBE Insurance Group Ltd., 5.647%, 7/1/23 (e)(r)	85,000	84,828
RC Trust I, 7.00%, 5/15/06	250,000	258,730
Reed Elsevier Capital, Inc., 4.20%, 6/15/10 (r)	300,000	299,880
Residential Capital Corp., 5.385%, 6/29/07 (e)(r)	1,500,000	1,506,165
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	536,152
Small Business Administration, 4.94%, 8/15/15	250,000	251,978
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	300,000	322,227
Southern California Edison Co., 5.75%, 4/1/35	90,000	95,038
Southern California Gas Co., 4.04%, 12/1/09 (r)	100,000	99,967
Sovereign Bancorp, Inc.:
4.166%, 8/25/06 (r)	200,000	200,300
4.15%, 3/1/09 (e)(r)	250,000	249,758
Sovereign Bank:
4.00%, 2/1/08	150,000	148,246
4.375%, 8/1/13 (r)	200,000	196,778
Teck Cominco Ltd., 6.125%, 10/1/35	250,000	245,130
Texas Municipal Gas Corp., 2.60%, 7/1/07	95,000	93,557
TIERS Trust:
8.45%, 12/1/17 (n)*	219,620	3,294
Step coupon, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)	1,000,000	70,673
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	9,000,000	1,080,720
TXU Energy Co. LLC, 4.36%, 1/17/06 (r)	100,000	100,042
Tyco International Group SA, Participation Certificate
Trust, 4.436%, 6/15/07 (e)	250,000	248,801
Union Financial Services 1, Inc., 3.80%, 12/1/32 (r)	300,000	300,750
United Energy Ltd., 6.00%, 11/1/05 (e)	200,000	200,210
Vale Overseas Ltd., 8.25%, 1/17/34	100,000	113,000
Viacom, Inc., 6.40%, 1/30/06	100,000	100,636
Washington Mutual, Inc., 4.04%, 3/20/08 (r)	200,000	200,122
World Financial Network, Credit Card Master Note Trust, 4.138%, 5/15/12 (r)	100,000	100,515

Total Corporate Bonds (Cost $25,019,331)		24,832,189

	PRINCIPAL
	AMOUNT	VALUE

Taxable Municipal Obligations - 16.6%

Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	247,275
Colorado State Fort Carson Family Housing LLC Revenue Bonds, 7.65%, 11/15/21	250,000	311,100
Dallas Texas GO Bonds, Step Coupon, 5.25%, 2/15/24 (r)	100,000	99,000
Detroit Michigan COPs:
4.813%, 6/15/20	250,000	245,418
3.644%, 6/15/25 (r)	250,000	250,000
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	933,805
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	152,741
Indiana State Bond Bank Revenue Bonds, 5.12%, 1/15/17	150,000	150,981
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	202,240
Miami Beach Florida Redevelopment Agency Tax Increment Revenue Bonds, 4.93%, 12/1/16	200,000	197,452
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	500,000	486,240
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	97,826
Oceanside California Pension Obligation Revenue Bonds, 5.25%, 8/15/20	100,000	100,146
Orange County California Pension Obligation Notes, Zero Coupon, 9/1/16	236,000	134,730
Oregon School Boards Association GO Bonds, Zero Coupon:
6/30/06	500,000	484,200
6/30/16	275,000	160,119
6/30/18	100,000	52,066
Philadelphia Pennsylvania IDA Pension Funding Revenue Bonds, Zero Coupon, 4/15/20	380,000	178,881
San Bernardino County California Financing Authority Revenue Bonds, Zero Coupon:
8/1/12	200,000	144,334
8/1/15	251,000	153,640
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	195,266
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.30%, 8/1/28	200,000	192,980
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	200,000	196,216
Tennessee State Educational Funding of the South, Inc. Revenue Bonds, 3.801%, 6/1/38 (r)	500,000	500,000
University of Central Florida COPs, 5.125%, 10/1/20	250,000	243,493

Taxable Municipal Obligations - 16.6%

Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	246,983
Vermont State Student Assistance Corp. Educational Loans Revenue Bonds:
3.82%, 12/15/36 (r)	250,000	250,000
3.80%, 12/15/39 (r)	250,000	250,000
Wilkes-Barre Pennsylvania GO Bonds, 5.48%, 11/15/24	200,000	200,602

Total Taxable Municipal Obligations (Cost $7,087,575)		7,057,734

U.S. Government Agencies and Instrumentalities - 7.1%

Federal Home Loan Bank Discount Notes, 10/3/05	3,000,000	2,999,475

Total U.S. Government Agencies and Instrumentalities (Cost $2,999,475)		2,999,475

U.S. Treasury - 13.4%

United States Treasury Bonds, 5.375%, 2/15/31	395,000	442,463
United States Treasury Notes:
3.625%, 6/15/10	495,000	482,392
3.875%, 7/15/10	880,000	866,386
3.875%, 9/15/10	500,000	492,890
5.00%, 2/15/11	240,000	248,887
4.25%, 8/15/15	3,160,000	3,140,250

Total U.S. Treasury (Cost $5,711,302)		5,673,268

Equity Securities - 2.7%	SHARES	VALUE

BAC Capital Trust VIII, Preferred	4,000	$97,500
Conseco, Inc., Preferred	2,600	69,524
First Republic Preferred Capital Corp., Preferred (e)	300	330,000
Manitoba Telecom Services, Inc.	1,249	52,135
Richmond County Capital Corp., Preferred (e)	3	301,500
Roslyn Real Estate Asset Corp., Preferred	1	100,000
WoodBourne Pass-Through Trust, Preferred (e)	2	199,750

Total Equity Securities (Cost $1,118,604)		1,150,409

Total Investments (Cost $41,936,287) - 98.2%		41,713,075
Other assets and liabilities, net - 1.8%		764,117

Net Assets - 100%		$42,477,192

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:
10 Year U.S. Treasury Notes	9	12/05	$989,297	$6,313
U.S. Treasury Bonds	14	12/05	1,601,688	30,908

Total Sold				$37,221

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COP: Certificate of Participation

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 97.6%	Shares	Value

Advertising Agencies - 1.6%
Omnicom Group, Inc.	1,600	$133,808

Banks - New York City - 1.5%
Bank of New York Co., Inc.	4,200	123,522

Banks - Outside New York City - 2.1%
Synovus Financial Corp.	6,300	174,636

Biotechnology - Research & Production - 3.6%
Amgen, Inc.*	3,800	302,746

Chemicals - 3.3%
Air Products & Chemicals, Inc.	3,600	198,504
Ecolab, Inc.	2,500	79,825

		278,329

Communications Technology - 2.7%
Cisco Systems, Inc.*	12,500	224,125

Computer - Services, Software & Systems - 2.8%
Microsoft Corp.	9,100	234,143

Computer Technology - 4.2%
Dell, Inc.*	7,000	239,400
Zebra Technologies Corp.*	2,900	113,361

		352,761

Consumer Products - 1.8%
Alberto-Culver Co.	3,300	147,675

Diversified Financial Services - 2.9%
American Express Co.	4,200	241,248

Diversified Production - 4.1%
Dover Corp.	5,200	212,108
Pentair, Inc.	3,500	127,750

		339,858

EQUITY SECURITIES - 97.6%	Shares	Value

Drug & Grocery Store Chains - 2.5%
Walgreen Co.	4,700	204,215

Drugs & Pharmaceuticals - 6.0%
Forest Laboratories, Inc.*	3,500	136,395
Johnson & Johnson	2,200	139,216
Pfizer, Inc.	9,000	224,730

		500,341

Electronic Equipment & Components - 3.7%
Emerson Electric Co.	2,400	172,320
Molex, Inc.	5,200	133,692

		306,012

Electronics - Medical Systems - 4.4%
Medtronic, Inc.	4,000	214,480
Varian Medical Systems, Inc.*	3,800	150,138

		364,618

Electronics - Semiconductors / Components - 3.6%
Intel Corp.	8,000	197,200
Microchip Technology, Inc.	3,500	105,420

		302,620

Financial Data Processing Services - 2.9%
First Data Corp.	1,700	68,000
Fiserv, Inc.*	3,800	174,306

		242,306

Foods - 1.2%
General Mills, Inc.	2,100	101,220

EQUITY SECURITIES - 97.6%	Shares	Value

Healthcare Facilities - 1.2%
Health Management Associates, Inc.	4,200	98,574

Healthcare Services - 3.5%
Express Scripts, Inc.*	3,100	192,820
Omnicare, Inc.	1,700	95,591

		288,411

Insurance - Multi-Line - 1.5%
Aflac, Inc.	2,800	126,840

Insurance - Property & Casualty - 1.1%
Chubb Corp.	1,000	89,550

Investment Management Companies - 2.4%
SEI Investments Co.	5,300	199,174

Machinery - Industrial / Specialty - 3.1%
Illinois Tool Works, Inc.	3,100	255,223

Machinery - Oil Well Equipment & Services - 0.6%
FMC Technologies, Inc.*	1,100	46,321

Medical & Dental - Instruments & Supplies - 1.7%
Biomet, Inc.	4,200	145,782

Multi-Sector Companies - 1.1%
3M Co.	1,300	95,368

Office Furniture & Business Equipment - 1.2%
Lexmark International, Inc.*	1,700	103,785

Oil - Crude Producers - 4.0%
EOG Resources, Inc.	4,400	329,560

EQUITY SECURITIES - 97.6%	Shares	Value

Retail - 12.4%
Bed Bath & Beyond, Inc.*	4,900	196,882
CDW Corp.	2,800	164,976
Costco Wholesale Corp.	3,800	163,742
Home Depot, Inc.	3,500	133,490
Kohl’s Corp.*	4,400	220,792
Staples, Inc.	7,300	155,636

		1,035,518

Securities Brokers & Services - 1.9%
A.G. Edwards, Inc.	1,700	74,477
Franklin Resources, Inc.	1,000	83,960

		158,437

Services - Commercial - 1.5%
eBay, Inc.*	3,100	127,720

Soaps & Household Chemicals - 2.4%
Colgate-Palmolive Co.	3,800	200,602

Utilities - Gas Distribution - 3.1%
Questar Corp.	2,900	255,548

Total Equity Securities (Cost $6,938,757)		8,130,596

Total Investments (Cost $6,938,757) - 97.6%		8,130,596
Other assets and liabilities, net - 2.4%		199,866

Net Assets - 100%		$8,330,462

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of fifteen separate portfolios, six of which are reported herein. The Social Small Cap, Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2005, $1, or 0.00% of net assets of Social International Equity Portfolio, was fair valued under the direction of the Board of Directors.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Forward Currency Contracts: The Social International Equity Portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

			INTERNATIONAL
	SMALL-CAP	MID-CAP	EQUITY

Federal income tax cost	$13,320,315	$62,842,450	$15,276,612

Unrealized appreciation	871,708	2,103,284	3,277,454
Unrealized (depreciation)	(749,723)	(2,048,375)	(378,722)

Net appreciation (depreciation)	$121,985	$54,909	$2,898,732

	BALANCED	EQUITY	INCOME

Federal income tax cost	$444,744,498	$6,966,549	$41,946,820

Unrealized appreciation	49,590,196	1,345,836	316,496
Unrealized (depreciation)	(16,465,167)	(181,789)	(550,241)

Net appreciation (depreciation)	$33,125,029	$1,164,047	($233,745)

CAPITAL LOSS CARRYFORWARDS

			INTERNATIONAL
EXPIRATION DATE	SMALL-CAP	MID-CAP	EQUITY

31-Dec-09	—	—	$552,689
31-Dec-10	—	$12,156,538	2,486,387
31-Dec-11	$991,905	—	—

	$991,905	$12,156,538	$3,039,076

EXPIRATION DATE	BALANCED	EQUITY

31-Dec-08	—	$239,650
31-Dec-09	$6,972,940	—
31-Dec-10	21,480,988	242,915
31-Dec-11	1,026,993	574,547
31-Dec-12	—	88,146

	$29,480,921	$1,145,258

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
NOTE C — OTHER
The Balanced Portfolio filed a complaint in the United States District Court on December 19, 2002, against a former Subadvisor seeking damages in connection with a security purchase. On December 16, 2003, the Court awarded Summary Judgment in the Plaintiff’s favor, and ordered the Defendant named in the complaint to pay the Plaintiff, the Balanced Portfolio, compensatory damages in the amount of $1.3 million plus interest. Upon the Defendant’s exhaustion of available appeals and after obtaining reasonable assurance regarding the certainty of collection of principal, the Portfolio recorded the $1.3 million judgment on April 29, 2005. Subsequently, the principal and partial interest was collected by the Portfolio.

CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 96.3%	Shares	Value

Air Transportation - 2.2%
Southwest Airlines Co.	99,933	$1,484,005

Banks - New York City - 2.9%
Bank of New York Co., Inc.	67,200	1,976,352

Banks - Outside New York City - 4.5%
Bank of America Corp.	36,900	1,553,490
Lloyds TSB Group plc (ADR)	44,300	1,472,089

		3,025,579

Chemicals - 2.5%
Dow Chemical Co.	40,100	1,670,967

Communications Technology - 4.3%
Cisco Systems, Inc.*	72,700	1,303,511
Motorola, Inc.	72,600	1,603,734

		2,907,245

Computer - Services, Software & Systems - 5.4%
BearingPoint, Inc.*	86,000	652,740
Microsoft Corp.	73,600	1,893,728
Oracle Corp.*	89,200	1,105,188

		3,651,656

Computer Technology - 0.0%
Seagate Technology, Inc., Escrowed*	3,390	-

Consumer Electronics - 1.4%
Google, Inc.*	2,930	927,228

Consumer Products - 2.3%
American Greetings Corp.	56,500	1,548,100

EQUITY SECURITIES - 96.3%	Shares	Value

Diversified Financial Services - 8.0%
Chicago Mercantile Exchange Holdings, Inc.	4,670	1,575,191
Citigroup, Inc.	36,700	1,670,584
Goldman Sachs Group, Inc.	17,340	2,108,197

		5,353,972

Diversified Materials & Processing - 2.0%
Tyco International Ltd.	47,600	1,325,660

Drugs & Pharmaceuticals - 6.0%
Johnson & Johnson	12,550	794,164
Pfizer, Inc.	79,500	1,985,115
Sanofi-Aventis (ADR)	30,000	1,246,500

		4,025,779

Financial Miscellaneous - 2.7%
MBIA, Inc.	29,406	1,782,592

Healthcare Facilities - 1.8%
Health Management Associates, Inc.	52,300	1,227,481

Healthcare Management Services - 3.6%
Caremark Rx, Inc.*	29,400	1,467,942
Eclipsys Corp.*	53,200	949,088

		2,417,030

Healthcare Services - 2.5%
WellPoint, Inc.*	21,900	1,660,458

Machinery - Oil Well Equipment & Services - 2.0%
Schlumberger Ltd.	16,150	1,362,737

Multi-Sector Companies - 3.0%
General Electric Co.	59,300	1,996,631

Oil - Crude Producers - 1.5%
Canadian Natural Resources Ltd.	21,900	989,661

EQUITY SECURITIES - 96.3%	Shares	Value

Oil - Integrated International - 6.9%
Chevron Corp.	38,855	2,515,084
Exxon Mobil Corp.	33,400	2,122,236

		4,637,320

Radio & Television Broadcasters - 4.3%
DIRECTV Group, Inc.*	126,131	1,889,443
Sirius Satellite Radio, Inc.*	52,880	346,364
XM Satellite Radio Holdings, Inc.*	18,520	665,053

		2,900,860

Railroads - 2.3%
Union Pacific Corp.	21,800	1,563,060

Retail - 6.3%
Fisher Scientific International, Inc.*	26,500	1,644,325
Linens ‘N Things, Inc.*	51,496	1,374,943
Target Corp.	23,700	1,230,741

		4,250,009

Securities Brokers & Services - 2.6%
Charles Schwab Corp.	121,500	1,753,245

Services - Commercial - 0.5%
FTI Consulting, Inc.*	13,880	350,609

Soaps & Household Chemicals - 2.2%
Colgate-Palmolive Co.	27,600	1,457,004

Telecommunications Equipment - 2.0%
Crown Castle International Corp.*	55,800	1,374,354

Utilities - Cable, Television, & Radio - 2.3%
Comcast Corp., Special Class A*	52,800	1,519,584

EQUITY SECURITIES - 96.3%	Shares	Value

Utilities - Telecommunications - 8.3%
Alltel Corp.	24,500	1,595,195
Leap Wireless International, Inc.*	34,700	1,221,440
NII Holdings, Inc.*	33,100	2,795,295

		5,611,930

Total Equity Securities (Cost $59,064,687)		64,751,108

Total Investments (Cost $59,064,687) - 96.3%		64,751,108
Other assets and liabilities, net - 3.7%		2,511,846

Net Assets - 100%		$67,262,954

*	Non-income producing security.

Abbreviations:

ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 98.1%	Shares	Value

Aerospace - 3.4%
BE Aerospace, Inc.*	14,250	$236,123
United Technologies Corp.	22,000	1,140,480

		1,376,603

Banks - New York City - 1.0%
JPMorgan Chase & Co.	11,750	398,678

Banks - Outside New York City - 2.3%
Wachovia Corp.	7,100	337,889
Wells Fargo & Co.	10,200	597,414

		935,303

Beverage - Soft Drinks - 1.0%
Pepsico, Inc.	7,500	425,325

Biotechnology - Research & Production - 2.0%
Amgen, Inc.*	10,100	804,667

Communications Technology - 2.6%
Cisco Systems, Inc.*	23,250	416,873
Qualcomm, Inc.	14,800	662,300

		1,079,173

Computer - Services, Software & Systems - 3.5%
Microsoft Corp.	49,100	1,263,343
VeriFone Holdings, Inc.*	8,550	171,941

		1,435,284

Consumer Electronics - 2.8%
Google, Inc.*	1,450	458,867
Yahoo!, Inc.*	20,600	697,104

		1,155,971

Consumer Products - 1.3%
Gillette Co.	9,350	544,170

Cosmetics - 2.0%
Avon Products, Inc.	30,000	810,000

Diversified Financial Services - 5.6%
Citigroup, Inc.	23,250	1,058,340
Marsh & McLennan Co.’s, Inc.	14,550	442,174
Merrill Lynch & Co., Inc.	5,400	331,290
Morgan Stanley	8,250	445,005

		2,276,809

EQUITY SECURITIES - 98.1%	Shares	Value

Drug & Grocery Store Chains - 3.2%
CVS Corp.	44,750	1,298,197

Drugs & Pharmaceuticals - 8.4%
Abbott Laboratories, Inc.	18,100	767,440
Johnson & Johnson	19,450	1,230,796
Merck & Co., Inc.	10,600	288,426
Pfizer, Inc.	30,750	767,828
Vertex Pharmaceuticals, Inc.*	17,450	390,008

		3,444,498

Education Services - 0.9%
Education Management Corp.*	11,050	356,252

Electronics - Semiconductors / Components - 4.1%
Intel Corp.	55,600	1,370,540
Marvell Technology Group Ltd.*	6,600	304,326

		1,674,866

Electronics - Technology - 1.7%
General Dynamics Corp.	5,850	699,367

Entertainment - 2.6%
Viacom, Inc., Class B	32,400	1,069,524

Healthcare Management Services - 0.1%
WebMD Health Corp.*	900	22,184

Healthcare Services - 1.0%
WellPoint, Inc.*	5,500	417,010

Home Building - 2.2%
Pulte Homes, Inc.	21,400	918,488

EQUITY SECURITIES - 98.1%	Shares	Value

Hotel / Motel - 1.5%
Starwood Hotels and Resorts Worldwide, Inc.	10,600	606,002

Insurance - Multi-Line - 1.7%
Genworth Financial, Inc.	21,100	680,264

Leisure Time - 1.8%
Penn National Gaming, Inc.*	23,800	740,418

Machinery - Construction & Handling - 2.2%
Caterpillar, Inc.	15,200	893,000

Machinery - Oil Well Equipment & Services - 5.0%
National Oilwell Varco, Inc.*	8,100	532,980
Patterson-UTI Energy, Inc.	12,800	461,824
Schlumberger Ltd.	7,550	637,069
Transocean, Inc.*	6,750	413,842

		2,045,715

Medical & Dental - Instruments & Supplies - 0.5%
St. Jude Medical, Inc.*	4,450	208,260

Multi-Sector Companies - 4.4%
General Electric Co.	53,075	1,787,035

Oil - Crude Producers - 0.8%
Burlington Resources, Inc.	4,250	345,610

Oil - Integrated International - 7.0%
BP plc (ADR)	13,400	949,390
Exxon Mobil Corp.	25,050	1,591,677
Suncor Energy, Inc.	5,400	326,862

		2,867,929

Radio & Television Broadcasters - 1.8%
XM Satellite Radio Holdings, Inc.*	20,000	718,200

EQUITY SECURITIES - 98.1%	Shares	Value

Restaurants - 1.2%
Red Robin Gourmet Burgers, Inc.*	10,350	474,444

Retail - 4.5%
Bed Bath & Beyond, Inc.*	10,150	407,827
Best Buy Co., Inc.	16,600	722,598
Kohl’s Corp.*	2,300	115,414
Neiman-Marcus Group, Inc.	2,100	209,895
Wal-Mart Stores, Inc.	9,150	400,953

		1,856,687

Securities Brokers & Services - 1.2%
Lehman Brothers Holdings, Inc.	4,300	500,864

Shipping - 1.0%
Genco Shipping & Trading Ltd.*	21,000	400,470

Soaps & Household Chemicals - 2.2%
Procter & Gamble Co.	15,500	921,630

Tobacco - 1.7%
Altria Group, Inc.	9,500	700,245

Utilities - Electrical - 3.0%
Entergy Corp.	8,500	631,720
Exelon Corp.	11,250	601,200

		1,232,920

Utilities - Telecommunications - 4.9%
Alltel Corp.	9,750	634,822
Nextel Partners, Inc.*	20,800	522,080
Sprint Nextel Corp.	18,000	428,040
Verizon Communications, Inc.	12,800	418,432

		2,003,374

Total Equity Securities (Cost $37,007,911)		40,125,436

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 2.0%	AMOUNT	VALUE

Federal Home Loan Bank Discount Notes, 12/21/05	$600,000	$595,032
Freddie Mac Discount Notes, 12/12/05	200,000	198,548

Total U.S. Government Agencies and Instrumentalities (Cost $793,580)		793,580

TOTAL INVESTMENTS (Cost $37,801,491) - 100.1%		40,919,016
Other assets and liabilities, net - (0.1%)		(28,849)

Net Assets - 100%		$40,890,167

Abbreviations:

ADR: American Depository Receipt

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Biotechnology - Research & Production - 3.1%
Amgen, Inc.*	13,300	$1,059,611
Celgene Corp.*	3,450	187,404
Genentech, Inc.*	13,350	1,124,204

		2,371,219

Coal - 2.7%
Peabody Energy Corp.	24,150	2,037,053

Communications Technology - 3.9%
Cisco Systems, Inc.*	41,800	749,474
Corning, Inc.*	39,500	763,535
Motorola, Inc.	41,750	922,258
QUALCOMM, Inc.	12,900	577,275

		3,012,542

Computer - Services, Software & Systems - 4.9%
Microsoft Corp.	73,600	1,893,728
NAVTEQ Corp.*	11,550	576,923
Oracle Corp.*	100,500	1,245,195

		3,715,846

Computer Technology - 4.7%
Apple Computer, Inc.*	41,050	2,200,691
EMC Corp.*	27,100	350,674
Network Appliance, Inc.*	44,150	1,048,121

		3,599,486

Consumer Electronics - 5.4%
Google, Inc.*	4,000	1,265,840
Netflix, Inc.*	41,550	1,079,884
Yahoo!, Inc.*	52,600	1,779,984

		4,125,708

Consumer Products - 2.7%
Gillette Co.	35,650	2,074,830

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Cosmetics - 0.8%
Avon Products, Inc.	23,400	631,800

Diversified Financial Services - 2.8%
Citigroup, Inc.	12,950	589,484
Marsh & McLennan Co.’s, Inc.	19,800	601,722
Merrill Lynch & Co., Inc.	15,900	975,465

		2,166,671

Drug & Grocery Store Chains - 2.3%
CVS Corp.	59,650	1,730,447

Drugs & Pharmaceuticals - 6.0%
AmerisourceBergen Corp.	7,750	599,075
Gilead Sciences, Inc.*	8,300	404,708
Medimmune, Inc.*	6,250	210,313
Schering-Plough Corp.	64,100	1,349,305
Sepracor, Inc.*	10,650	628,244
Wyeth	29,550	1,367,279

		4,558,924

Electronics - Medical Systems - 2.0%
Medtronic, Inc.	20,300	1,088,486
Varian Medical Systems, Inc.*	10,400	410,904

		1,499,390

Electronics - Semiconductors / Components - 3.9%
Altera Corp.*	30,500	582,855
Intel Corp.	43,250	1,066,112
Linear Technology Corp.	25,250	949,148
Marvell Technology Group Ltd.*	8,700	401,157

		2,999,272

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Electronics - Technology - 2.1%
General Dynamics Corp.	13,800	1,649,790

Entertainment - 0.8%
Walt Disney Co.	24,000	579,120

Healthcare Facilities - 1.7%
HCA, Inc.	15,600	747,552
Health Management Associates, Inc.	24,550	576,188

		1,323,740

Healthcare Management Services - 3.3%
Caremark Rx, Inc.*	19,550	976,131
Humana, Inc.*	31,800	1,522,584

		2,498,715

Healthcare Services - 2.0%
Medco Health Solutions, Inc.*	27,350	1,499,600

Hotel / Motel - 1.3%
Starwood Hotels and Resorts Worldwide, Inc.	17,150	980,465

Insurance - Life - 1.3%
Principal Financial Group	20,450	968,716

Insurance - Multi-Line - 3.5%
American International Group, Inc.	15,850	982,066
Cigna Corp.	10,000	1,178,600
Genworth Financial, Inc.	15,350	494,884

		2,655,550

Machinery - Construction & Handling - 2.1%
Caterpillar, Inc.	27,600	1,621,500

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Machinery - Oil Well Equipment & Services - 3.7%
National Oilwell Varco, Inc.*	26,200	1,723,960
Transocean, Inc.*	18,350	1,125,038

		2,848,998

Medical & Dental - Instruments & Supplies - 1.6%
Bausch & Lomb, Inc.	9,650	778,562
St. Jude Medical, Inc.*	9,300	435,240

		1,213,802

Oil - Crude Producers - 4.7%
Burlington Resources, Inc.	7,650	622,098
Chesapeake Energy Corp.	17,000	650,250
Talisman Energy, Inc.	48,200	2,354,088

		3,626,436

Oil - Integrated International - 4.9%
Exxon Mobil Corp.	28,800	1,829,952
Sasol Ltd. (ADR)	16,200	626,778

Suncor Energy, Inc.	21,650	1,310,474

		3,767,204

Radio & Television Broadcasters - 4.1%
News Corp.	46,400	723,376
Sirius Satellite Radio, Inc.*	142,800	935,340
XM Satellite Radio Holdings, Inc.*	40,900	1,468,719

		3,127,435

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Retail - 5.2%
Bed Bath & Beyond, Inc.*	37,900	1,522,822
Federated Department Stores, Inc.	17,450	1,166,881
Lowe’s Co.’s, Inc.	11,650	750,260
Saks, Inc.*	30,400	562,400

		4,002,363

Securities Brokers & Services - 1.8%
Legg Mason, Inc.	12,650	1,387,578

Services - Commercial - 2.4%
eBay, Inc.*	44,850	1,847,820

Textiles Apparel Manufacturers - 1.0%
Polo Ralph Lauren Corp.	15,400	774,620

Tobacco - 1.8%
Altria Group, Inc.	18,350	1,352,578

Utilities - Gas Pipelines - 0.8%
Williams Co.’s, Inc.	23,900	598,695

Utilities - Telecommunications - 3.4%
Alltel Corp.	15,550	1,012,461
Nextel Partners, Inc.*	29,300	735,430
NII Holdings, Inc.*	3,750	316,688
Sprint Nextel Corp.	23,650	562,397

		2,626,976

Total Equity Securities (Cost $68,290,304)		75,474,889

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 0.9%	AMOUNT	VALUE

Fannie Mae Discount Notes:
12/14/05	$300,000	$297,775
3/29/06	300,000	294,212
Freddie Mac Discount Notes, 12/20/05	100,000	99,198

Total U.S. Government Agencies and Instrumentalities (Cost $691,185)		691,185

Total Investments (Cost $68,981,489) - 99.6%		76,166,074

Other assets and liabilities, net - 0.4%		314,292

Net Assets - 100%		$76,480,366

*	Non-income producing security.

Abbreviations:

ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 99.3%	Shares	Value

Agriculture Fishing & Ranching - 2.2%
Delta & Pine Land Co.	30,400	$802,864

Aluminum - 3.9%
Aleris International, Inc.*	51,475	1,412,989

Auto Trucks & Parts - 0.5%
Gentex Corp.	11,100	193,140

Biotechnology - Research & Production - 1.2%
deCODE genetics, Inc.*	53,125	445,719

Casinos & Gambling - 2.7%
Nevada Gold & Casinos, Inc.*	13,200	148,632
Shuffle Master, Inc.*	32,175	850,385

		999,017

Communications Technology - 3.5%
EMS Technologies, Inc.*	31,300	512,381
Tekelec, Inc.*	35,550	744,772

		1,257,153

Computer - Services, Software & Systems - 6.3%
Ansys Inc.*	21,775	838,120
Datastream Systems, Inc.*	86,300	681,770
eCollege.com, Inc.*	18,000	267,480
Internet Capital Group, Inc.*	26,550	233,906
Netsmart Technologies, Inc.*	20,825	254,481

		2,275,757

Computer Technology - 6.2%
McData Corp.*	94,500	495,180
Radisys Corp.*	43,025	834,685
UNOVA, Inc.*	25,875	905,107

		2,234,972

Consumer Electronics - 3.5%
Dolby Laboratories, Inc.*	23,150	370,400
Universal Electronics, Inc.*	52,606	909,558

		1,279,958

Drugs & Pharmaceuticals - 2.6%
Connetics Corp.*	20,350	344,119
Dendreon Corp.*	28,375	190,396
Medicis Pharmaceutical Corp.	12,125	394,790

		929,305

EQUITY SECURITIES - 99.3%	Shares	Value

Electrical Equipment & Components - 0.5%
Littelfuse, Inc.*	5,895	165,826

Electronic Equipment & Components - 1.5%
General Cable Corp.*	32,875	552,300

Electronics - Semiconductors / Components - 1.7%
Integrated Device Technology, Inc.*	57,300	615,402

Electronics - Technology - 1.6%
OYO Geospace Corp.*	13,475	266,940
Photon Dynamics, Inc.*	16,675	319,326

		586,266

Energy Miscellaneous - 0.8%
Tetra Technologies, Inc.*	9,112	284,477

Financial Data Processing Services - 2.5%
Global Payments, Inc.	11,700	909,324

Financial Information Services - 2.5%
FactSet Research Systems, Inc.	26,050	918,002

Financial Miscellaneous - 0.9%
Cash America International, Inc.	15,725	326,294

Healthcare Facilities - 2.0%
American Healthways, Inc.*	17,425	738,820

Healthcare Management Services - 6.1%
Centene Corp.*	20,250	506,857
Eclipsys Corp.*	38,200	681,488
Horizon Health Corp.*	28,100	763,477
Per-Se Technologies, Inc.*	13,575	280,460

		2,232,282

EQUITY SECURITIES - 99.3%	Shares	Value

Household Furnishings - 1.3%
Tempur-Pedic International, Inc.*	39,000	461,760

Identification Control & Filter Devices - 0.5%
Advanced Energy Industries, Inc.*	17,850	192,066

Insurance - Property & Casualty - 1.1%
Philadelphia Consolidated Holding Co.*	4,600	390,540

Leisure Time - 1.5%
SCP Pool Corp.	15,500	541,415

Machinery - Industrial / Specialty - 1.5%
Actuant Corp.	11,825	553,410

Machinery - Oil Well Equipment & Services - 2.5%
Patterson-UTI Energy, Inc.	25,025	902,902

Machinery - Specialty - 1.6%
Applied Films Corp.*	27,800	583,800

Medical & Dental - Instruments & Supplies - 13.4%
American Medical Systems Holdings, Inc.*	43,600	878,540
Arrow International, Inc.	14,450	407,490
Cooper Co’s, Inc.	5,200	398,372
DJ Orthopedics, Inc.*	15,475	447,846
Inamed Corp.*	11,000	832,480
Respironics, Inc.*	30,800	1,299,144
SurModics, Inc.*	9,350	361,752
Thoratec Corp.*	12,800	227,328

		4,852,952

EQUITY SECURITIES - 99.3%	Shares	Value

Metal Fabricating - 1.5%
NS Group, Inc.*	13,875	544,594

Netherlands - 0.9%
Core Laboratories NV*	9,925	320,180

Oil - Crude Producers - 3.2%
Unit Corp.*	20,750	1,147,060

Pollution Control & Environmental Services - 2.6%
Duratek, Inc.*	31,295	572,073
Headwaters, Inc.*	10,400	388,960

		961,033

Retail - 6.6%
AC Moore Arts & Crafts, Inc.*	16,200	310,716
Blue Nile, Inc.*	7,175	227,017
Build-A-Bear Workshop, Inc.*	15,050	335,615
Cabela’s, Inc.*	25,150	462,005
Genesco, Inc.*	28,575	1,064,133

		2,399,486

Savings & Loans - 0.5%
BankAtlantic Bancorp, Inc.	9,525	161,830
Harbor Florida Bancshares, Inc.	975	35,363

		197,193

Services - Commercial - 6.3%
Corrections Corp of America*	15,800	627,260
Resources Connection, Inc.*	18,100	536,303
Waste Connections, Inc.*	32,400	1,136,592

		2,300,155

Shipping - 1.6%
OMI Corp.	32,475	580,328

Total Equity Securities (Cost $32,675,665)		36,088,741

Total Investments (Cost $32,675,665) - 99.3%		36,088,741
Other assets and liabilities, net - 0.7%		257,286

Net Assets - 100%		$36,346,027

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 95.7%	SHARES	VALUE

Advertising Agencies - 1.0%
Lamar Advertising Co.*	16,000	$725,760

Biotechnology - Research & Production - 2.4%
Celgene Corp.*	9,900	537,768
Charles River Laboratories International, Inc.*	15,800	689,196
Human Genome Sciences, Inc.*	45,050	612,230

		1,839,194

Casinos & Gambling - 0.5%
Kerzner International Ltd.*	6,450	358,298

Coal - 2.9%
Peabody Energy Corp.	25,650	2,163,578

Commercial Information Services - 1.5%
NetEase.com, Inc. (ADR)*	12,600	1,134,126

Communications & Media - 0.5%
Sina Corp.*	13,800	379,500

Communications Technology - 1.0%
L-3 Communications Holdings, Inc.	9,710	767,770

Computer - Services, Software & Systems - 3.8%
Check Point Software Technologies Ltd.*	32,350	786,752
NAVTEQ Corp.*	15,600	779,220
Sapient Corp.*	84,200	526,250
VeriFone Holdings, Inc.*	38,150	767,197

		2,859,419

Computer Technology - 4.6%
Apple Computer, Inc.*	22,600	1,211,586
Network Appliance, Inc.*	38,250	908,055
Palm, Inc.*	6,650	188,395
Western Digital Corp.*	93,000	1,202,490

		3,510,526

Consumer Electronics - 3.9%
iVillage, Inc.*	49,450	359,007
Netflix, Inc.*	80,500	2,092,195
VeriSign, Inc.*	24,100	515,017

		2,966,219

EQUITY SECURITIES - 95.7%	SHARES	VALUE

Drugs & Pharmaceuticals - 2.3%
Nektar Therapeutics*	7,600	128,820
Sepracor, Inc.*	16,150	952,689
Vertex Pharmaceuticals, Inc.*	29,000	648,150

		1,729,659

Education Services - 1.6%
Education Management Corp.*	16,550	533,572
Strayer Education, Inc.	6,800	642,736

		1,176,308

Electronics - Medical Systems - 1.0%
Intuitive Surgical, Inc.*	10,650	780,539

Electronics - Semiconductors / Components - 5.4%
Altera Corp.*	31,650	604,831
Cypress Semiconductor Corp.*	54,300	817,215
Linear Technology Corp.	26,450	994,255
Sirf Technology Holdings, Inc.*	22,750	685,458
Tessera Technologies, Inc.*	33,250	994,508

		4,096,267

Electronics - Technology - 0.5%
Trimble Navigation Ltd.*	10,500	353,745

Energy & Contracting Services - 2.1%
Chicago Bridge & Iron Co. NV	24,000	746,160
Jacobs Engineering Group, Inc.*	12,250	825,650

		1,571,810

Entertainment - 2.5%
Pixar, Inc.*	14,400	640,944
Shanda Interactive Entertainment Ltd. (ADR)*	47,050	1,272,703

		1,913,647

EQUITY SECURITIES - 95.7%	SHARES	VALUE

Financial Miscellaneous - 0.6%
CapitalSource, Inc.*	22,300	486,140

Healthcare Facilities - 5.7%
DaVita, Inc.*	24,700	1,137,929
Health Management Associates, Inc.	29,850	700,580
Psychiatric Solutions, Inc.*	14,150	767,354
Quest Diagnostics, Inc.	18,150	917,301
Sunrise Senior Living, Inc.*	12,000	800,880

		4,324,044

Healthcare Management Services - 5.5%
Community Health Systems, Inc.*	33,400	1,296,254
Health Net, Inc.*	8,550	404,586
Humana, Inc.*	31,950	1,529,766
Sierra Health Services, Inc.*	7,900	544,073
WebMD Corp.*	34,900	386,692
WebMD Health Corp.*	1,800	44,368

		4,205,739

Healthcare Services - 1.5%
Given Imaging Ltd.*	18,600	449,190
Syneron Medical Ltd.*	18,100	661,374

		1,110,564

Hotel / Motel - 1.7%
Marriott International, Inc.	15,100	951,300
Wynn Resorts Ltd.*	8,000	361,200

		1,312,500

Identification Control & Filter Devices - 1.2%
Roper Industries, Inc.	23,000	903,670

EQUITY SECURITIES - 95.7%	SHARES	VALUE

Insurance - Multi-Line - 1.4%
Genworth Financial, Inc.	33,100	1,067,144

Investment Management Companies - 2.0%
Affiliated Managers Group, Inc.*	15,450	1,118,889
National Financial Partners Corp.	8,300	374,662

		1,493,551

Leisure Time - 1.2%
Penn National Gaming, Inc.*	30,100	936,411

Machinery - Construction & Handling - 0.9%
Terex Corp.*	13,150	650,004

Machinery - Industrial / Specialty - 0.8%
Joy Global, Inc.	12,750	643,365

Machinery - Oil Well Equipment & Services - 5.5%
BJ Services Co.	34,150	1,229,058
National Oilwell Varco, Inc.*	31,150	2,049,670
Patterson-UTI Energy, Inc.	24,400	880,352

		4,159,080

Medical & Dental - Instruments & Supplies - 2.9%
Bausch & Lomb, Inc.	21,350	1,722,518
Cooper Co’s, Inc.	6,300	482,643

		2,205,161

Metal Fabricating - 0.9%
Lone Star Technologies, Inc.*	12,950	719,890

Metals & Minerals Miscellaneous - 2.1%
Cleveland-Cliffs, Inc.	17,950	1,563,624

EQUITY SECURITIES - 95.7%	SHARES	VALUE

Oil - Crude Producers - 4.9%
Chesapeake Energy Corp.	21,700	830,025
Energy Partners Ltd.*	18,350	572,887
Frontier Oil Corp.	13,450	596,507
Talisman Energy, Inc.	35,450	1,731,378

		3,730,797

Production Technology Equipment - 0.8%
Photronics, Inc.*	29,400	570,360

Radio & Television Broadcasters - 3.3%
CKx, Inc.*	20,650	259,570
Sirius Satellite Radio, Inc.*	163,150	1,068,633
XM Satellite Radio Holdings, Inc.*	31,800	1,141,938

		2,470,141

Restaurants - 0.4%
Outback Steakhouse, Inc.	9,100	333,060

Retail - 3.7%
Abercrombie & Fitch Co.	9,150	456,127
Bed Bath & Beyond, Inc.*	28,100	1,129,058
Electronics Boutique Holdings Corp.*	5,650	355,046
GameStop Corp.*	13,100	412,257
Saks, Inc.*	26,100	482,850

		2,835,338

Savings & Loans - 1.0%
Hudson City Bancorp, Inc.	63,300	753,270

Securities Brokers & Services - 1.0%
Legg Mason, Inc.	7,100	778,799

EQUITY SECURITIES - 95.7%	SHARES	VALUE

Services - Commercial - 1.0%
Net 1 UEPS Technologies, Inc.*	34,300	769,006

Shipping - 2.2%
OMI Corp.	62,600	1,118,662
Teekay Shipping Corp.	13,150	566,107

		1,684,769

Textiles Apparel Manufacturers - 0.7%
Polo Ralph Lauren Corp.	11,350	570,905

Utilities - Gas Pipelines - 1.1%
Williams Co.’s, Inc.	32,200	806,610

Utilities - Telecommunications - 4.2%
Alamosa Holdings, Inc.*	45,000	769,950
Nextel Partners, Inc.*	44,450	1,115,695
NII Holdings, Inc.*	14,950	1,262,527

		3,148,172

Total Equity Securities (Cost $64,752,366)		72,558,479

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 1.4%	AMOUNT	VALUE

Fannie Mae Discount Notes, 3/29/06	$600,000	$588,425
Federal Home Loan Bank Discount Notes, 12/30/05	500,000	495,400

Total U.S. Government and Instrumentalities (Cost $1,083,825)		1,083,825

TOTAL INVESTMENTS (Cost $65,836,191) - 97.1%		73,642,304
Other assets and liabilities, net - 2.9%		2,192,301

Net Assets - 100%		$75,834,605

Abbreviations:
ADR: American Depository Receipt

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Advertising Agencies - 0.2%
Interpublic Group of Co.’s., Inc.*	4,100	$47,724
Omnicom Group, Inc.	1,700	142,171

		189,895

Aerospace - 1.4%
Boeing Co.	7,700	523,215
Goodrich Corp.	1,200	53,208
Lockheed Martin Corp.	3,400	207,536
Northrop Grumman Corp.	3,406	185,116
Rockwell Collins, Inc.	1,700	82,144
United Technologies Corp.	9,600	497,664

		1,548,883

Agriculture Fishing & Ranching - 0.1%
Monsanto Co.	2,540	159,385

Air Transportation - 0.3%
FedEx Corp.	2,800	243,964
Southwest Airlines Co.	7,150	106,177

		350,141

Aluminum - 0.2%
Alcoa, Inc.	8,220	200,732

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,700	72,930

Auto Parts - Original Equipment - 0.0%
Dana Corp.	1,300	12,233
Delphi Corp.	5,800	16,008
Visteon Corp.	900	8,802

		37,043

Auto Trucks & Parts - 0.1%
Navistar International Corp.*	700	22,701
Paccar, Inc.	1,650	112,018

		134,719

Automobiles - 0.3%
Ford Motor Co.	17,290	170,479
General Motors Corp.	5,172	158,315

		328,794

Banks - New York City - 1.3%
Bank of New York Co., Inc.	7,100	208,811
JPMorgan Chase & Co.	33,138	1,124,372

		1,333,183

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Banks - Outside New York City - 5.7%
AmSouth Bancorp	3,300	83,358
Bank of America Corp.	37,940	1,597,274
BB&T Corp.	5,200	203,060
Comerica, Inc.	1,600	94,240
Compass Bancshares, Inc.	1,200	54,996
Fifth Third Bancorp	5,283	194,045
First Horizon National Corp.	1,200	43,620
Huntington Bancshares, Inc.	2,330	52,355
KeyCorp Ltd.	3,700	119,325
M&T Bank Corp.	800	84,568
Marshall & Ilsley Corp.	2,000	87,020
Mellon Financial Corp.	4,000	127,880
National City Corp.	5,600	187,264
North Fork Bancorp, Inc.	4,600	117,300
Northern Trust Corp.	1,900	96,045
PNC Financial Services Group, Inc.	2,700	156,654
Regions Financial Corp.	4,316	134,314
State Street Corp.	3,100	151,652
Suntrust Banks, Inc.	3,400	236,130
Synovus Financial Corp.	2,800	77,616
US Bancorp	17,221	483,566
Wachovia Corp.	14,926	710,328
Wells Fargo & Co.	15,900	931,263
Zions Bancorp	800	56,968

		6,080,841

Beverage - Brewery & Winery - 0.4%
Anheuser-Busch Co.’s, Inc.	7,300	314,192
Constellation Brands, Inc.*	1,800	46,800
Molson Coors Brewing Co., Class B	500	32,005

		392,997

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Beverage - Distillers - 0.1%
Brown-Forman Corp., Class B	900	53,586

Beverage - Soft Drinks - 1.7%
Coca-Cola Co.	19,600	846,524
Coca-Cola Enterprises, Inc.	3,300	64,350
Pepsi Bottling Group, Inc.	1,400	39,970
Pepsico, Inc.	15,770	894,317

		1,845,161

Biotechnology - Research & Production - 1.4%
Amgen, Inc.*	11,680	930,546
Baxter International, Inc.	5,900	235,233
Biogen Idec, Inc.*	3,255	128,507
Chiron Corp.*	1,000	43,620
Genzyme Corp. - General Division*	2,400	171,936
Millipore Corp.*	400	25,156

		1,534,998

Building Materials - 0.2%
Masco Corp.	3,900	119,652
Vulcan Materials Co.	1,000	74,210

		193,862

Casinos & Gambling - 0.2%
Harrah’s Entertainment, Inc.	1,700	110,823
International Game Technology	3,300	89,100

		199,923

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,200	121,308
Dow Chemical Co.	9,022	375,947
E.I. Du Pont de Nemours & Co.	9,400	368,198
Eastman Chemical Co.	700	32,879
Ecolab, Inc.	1,700	54,281
Hercules, Inc.*	1,100	13,442
Praxair, Inc.	3,100	148,583
Rohm & Haas Co.	1,400	57,582
Sigma-Aldrich Corp.	700	44,842

		1,217,062

Communications & Media - 0.8%
Time Warner, Inc.	44,300	802,273

Communications Technology - 2.9%
ADC Telecommunications, Inc.*	1,100	25,146
Avaya, Inc.*	4,558	46,947
CIENA Corp.*	5,500	14,520
Cisco Systems, Inc.*	60,300	1,081,179
Comverse Technology, Inc.*	2,000	52,540
Corning, Inc.*	13,600	262,888
JDS Uniphase Corp.*	12,600	27,972
L-3 Communications Holdings, Inc.	1,100	86,977
Lucent Technologies, Inc.*	41,100	133,575
Motorola, Inc.	23,301	514,719
NCR Corp.*	1,800	57,438
Qualcomm, Inc.	15,400	689,150
Scientific-Atlanta, Inc.	1,500	56,265
Symbol Technologies, Inc.	2,100	20,328
Tellabs, Inc.*	3,700	38,924

		3,108,568

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Computer - Services, Software & Systems - 3.6%
Adobe Systems, Inc.	4,400	131,340
Affiliated Computer Services, Inc.*	1,200	65,520
Autodesk, Inc.	2,200	102,168
BMC Software, Inc.*	1,900	40,090
Citrix Systems, Inc.*	1,700	42,738
Computer Associates International, Inc.	4,400	122,364
Computer Sciences Corp.*	1,800	85,158
Compuware Corp.*	3,000	28,500
Intuit, Inc.*	1,800	80,658
Mercury Interactive Corp.*	700	27,720
Microsoft Corp.	86,900	2,235,937
Novell, Inc.*	3,900	29,055
Oracle Corp.*	35,600	441,084
Parametric Technology Corp.*	2,300	16,031
QLogic Corp.*	800	27,360
Siebel Systems, Inc.	5,200	53,716
Symantec Corp.*	11,321	256,534

		3,785,973

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Computer Technology - 3.6%
Apple Computer, Inc.*	7,700	412,797
Dell, Inc.*	22,600	772,920
Electronic Data Systems Corp.	4,900	109,956
EMC Corp.*	22,300	288,562
Gateway, Inc.*	1,500	4,050
Hewlett-Packard Co.	26,984	787,933
International Business Machines Corp.	15,100	1,211,322
Network Appliance, Inc.*	3,600	85,464
Nvidia Corp.*	1,600	54,848
Sun Microsystems, Inc.*	30,300	118,776
Unisys Corp.*	3,500	23,240

		3,869,868

Consumer Electronics - 0.5%
Electronic Arts, Inc.*	2,900	164,981
Yahoo!, Inc.*	11,800	399,312

		564,293

Consumer Products - 0.8%
Alberto-Culver Co.	850	38,038
Gillette Co.	8,500	494,700
International Flavors & Fragrances, Inc.	800	28,512
Kimberly-Clark Corp.	4,500	267,885
Snap-On, Inc.	600	21,672

		850,807

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	1,000	24,700
Pactiv Corp.*	1,600	28,032
Sealed Air Corp.*	800	37,968
Temple-Inland, Inc.	1,000	40,850

		131,550

Copper - 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,700	82,603
Phelps Dodge Corp.	900	116,937

		199,540

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Cosmetics - 0.1%
Avon Products, Inc.	4,300	116,100

Diversified Financial Services - 4.8%
American Express Co.	11,700	672,048
CIT Group, Inc.	1,900	85,842
Citigroup, Inc.	48,806	2,221,649
Goldman Sachs Group, Inc.	4,400	534,952
Marsh & McLennan Co.’s, Inc.	5,000	151,950
Merrill Lynch & Co., Inc.	8,700	533,745
Metlife, Inc.	7,100	353,793
Morgan Stanley	10,100	544,794

		5,098,773

Diversified Materials & Processing - 0.7%
American Standard Co.’s, Inc.	1,700	79,135
Ashland, Inc.	600	33,144
Ball Corp.	1,100	40,414
Engelhard Corp.	1,100	30,701
Tyco International Ltd.	19,125	532,631

		716,025

Diversified Production - 0.2%
Danaher Corp.	2,200	118,426
Dover Corp.	2,000	81,580

		200,006

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Drug & Grocery Store Chains - 1.0%
Albertson’s, Inc.	3,500	89,775
CVS Corp.	7,500	217,575
Kroger Co.*	6,800	140,012
Safeway, Inc.	4,200	107,520
Supervalu, Inc.	1,400	43,568
Walgreen Co.	9,600	417,120

		1,015,570

Drugs & Pharmaceuticals - 7.1%
Abbott Laboratories, Inc.	14,700	623,280
Allergan, Inc.	1,200	109,944
AmerisourceBergen Corp.	1,003	77,532
Bristol-Myers Squibb Co.	18,400	442,704
Cardinal Health, Inc.	3,950	250,588
Eli Lilly & Co.	10,600	567,312
Forest Laboratories, Inc.*	3,200	124,704
Gilead Sciences, Inc.*	4,100	199,916
Hospira, Inc.*	1,500	61,455
Johnson & Johnson	28,032	1,773,865
King Pharmaceuticals, Inc.*	2,500	38,450
Medimmune, Inc.*	2,300	77,395
Merck & Co., Inc.	20,600	560,526
Mylan Laboratories, Inc.	2,000	38,520
Pfizer, Inc.	69,542	1,736,464
Schering-Plough Corp.	13,700	288,385
Watson Pharmaceutical, Inc.*	1,000	36,610
Wyeth	12,600	583,002

		7,590,652

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Education Services - 0.1%
Apollo Group, Inc.*	1,500	99,585

Electrical - Household Appliances - 0.1%
Maytag Corp.	800	14,608
Whirlpool Corp.	600	45,462

		60,070

Electrical Equipment & Components - 0.4%
Cooper Industries Ltd.	900	62,226
Emerson Electric Co.	3,800	272,840
Molex, Inc.	1,525	40,687

		375,753

Electronics - 0.0%
Sanmina-SCI Corp.*	5,100	21,879

Electronics - Gauge & Meter - 0.1%
Tektronix, Inc.	800	20,184
Thermo Electron Corp.*	1,500	46,350

		66,534

Electronics - Medical Systems - 0.6%
Medtronic, Inc.	11,300	605,906

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Electronics - Semiconductors / Components - 2.9%
Advanced Micro Devices, Inc.*	3,700	93,240
Altera Corp.*	3,500	66,885
Analog Devices, Inc.	3,400	126,276
Applied Micro Circuits Corp.*	3,500	10,500
Broadcom Corp.*	2,800	131,348
Freescale Semiconductor, Inc., Class B*	3,916	92,339
Intel Corp.	57,100	1,407,515
Jabil Circuit, Inc.*	1,700	52,564
Linear Technology Corp.	2,900	109,011
LSI Logic Corp.*	4,000	39,400
Maxim Integrated Products, Inc.	3,100	132,215
Micron Technology, Inc.*	6,000	79,800
National Semiconductor Corp.	3,400	89,420
PMC - Sierra, Inc.*	2,000	17,620
Texas Instruments, Inc.	15,500	525,450
Xilinx, Inc.	3,400	94,690

		3,068,273

Electronics - Technology - 0.5%
General Dynamics Corp.	1,900	227,145
PerkinElmer, Inc.	1,400	28,518
Raytheon Co.	4,200	159,684
Rockwell Automation, Inc.	1,700	89,930
Solectron Corp.*	8,800	34,408

		539,685

Energy & Contracting Services - 0.0%
Fluor Corp.	800	51,504

Energy Miscellaneous - 0.4%
Calpine Corp.*	4,100	10,619
Sunoco, Inc.	1,200	93,840
Valero Energy Corp.	2,800	316,568

		421,027

Entertainment - 0.9%
Viacom, Inc., Class B	15,103	498,550
Walt Disney Co.	19,100	460,883

		959,433

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Finance - Small Loan - 0.2%
SLM Corp.	3,800	203,832

Finance Companies - 0.2%
Capital One Financial Corp.	2,700	214,704

Financial Data Processing Services - 0.7%
Automatic Data Processing, Inc.	5,500	236,720
First Data Corp.	7,334	293,360
Fiserv, Inc.*	1,800	82,566
Paychex, Inc.	3,150	116,802

		729,448

Financial Information Services - 0.2%
Dow Jones & Co., Inc.	600	22,914
Equifax, Inc.	1,300	45,422
Moody’s Corp.	2,400	122,592

		190,928

Financial Miscellaneous - 1.3%
AMBAC Financial Group, Inc.	1,000	72,060
Fannie Mae	9,100	407,862
Freddie Mac	6,400	361,344
H & R Block, Inc.	3,200	76,736
MBIA, Inc.	1,300	78,806
MBNA Corp.	11,600	285,824
MGIC Investment Corp.	900	57,780
Providian Financial Corp.*	2,800	49,504

		1,389,916

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Foods - 1.1%
Campbell Soup Co.	1,700	50,575
ConAgra Foods, Inc.	4,600	113,850
General Mills, Inc.	3,400	163,880
H.J. Heinz Co.	3,300	120,582
Hershey Foods Corp.	1,700	95,727
Kellogg Co.	2,400	110,712
McCormick & Co., Inc.	1,300	42,419
Sara Lee Corp.	7,400	140,230
Sysco Corp.	6,000	188,220
Tyson Foods, Inc.	2,400	43,320
William Wrigley Jr. Co.	1,800	129,384

		1,198,899

Forest Products - 0.3%
Georgia-Pacific Corp.	2,546	86,717
Louisiana-Pacific Corp.	900	24,921
Weyerhaeuser Co.	2,300	158,125

		269,763

Gold - 0.2%
Newmont Mining Corp.	4,200	198,114

Healthcare Facilities - 0.5%
HCA, Inc.	4,300	206,056
Health Management Associates, Inc.	2,400	56,328
Laboratory Corp. of America Holdings, Inc.*	1,200	58,452
Manor Care, Inc.	700	26,887
Quest Diagnostics, Inc.	1,700	85,918
Tenet Healthcare Corp.*	4,600	51,658

		485,299

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Healthcare Management Services - 1.2%
Aetna, Inc.	2,700	232,578
Caremark Rx, Inc.*	4,274	213,401
Humana, Inc.*	1,500	71,820
IMS Health, Inc.	2,261	56,909
UnitedHealth Group, Inc.	11,900	668,780

		1,243,488

Healthcare Services - 0.7%
Express Scripts, Inc.*	1,400	87,080
McKesson Corp.	2,700	128,115
Medco Health Solutions, Inc.*	2,690	147,493
WellPoint, Inc.*	5,700	432,174

		794,862

Home Building - 0.3%
Centex Corp.	1,200	77,496
DR Horton, Inc.	2,400	86,928
KB Home	800	58,560
Pulte Homes, Inc.	2,200	94,424

		317,408

Hotel / Motel - 0.3%
Hilton Hotels Corp.	3,100	69,192
Marriott International, Inc.	1,600	100,800
Starwood Hotels and Resorts Worldwide, Inc.	2,000	114,340

		284,332

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Household Equipment & Products - 0.1%
Black & Decker Corp.	700	57,463
Stanley Works	700	32,676

		90,139

Household Furnishings - 0.1%
Leggett & Platt, Inc.	1,800	36,360
Newell Rubbermaid, Inc.	2,600	58,890

		95,250

Identification Control & Filter Devices - 0.3%
Agilent Technologies, Inc.*	4,678	153,205
American Power Conversion Corp.	1,700	44,030
Pall Corp.	1,200	33,000
Parker Hannifin Corp.	1,100	70,741
Waters Corp.*	1,100	45,760

		346,736

Insurance - Life - 0.5%
Jefferson-Pilot Corp.	1,350	69,080
Principal Financial Group	2,800	132,636
Prudential Financial, Inc.	4,800	324,288

		526,004

Insurance - Multi-Line - 3.1%
Aflac, Inc.	4,700	212,910
Allstate Corp.	6,200	342,798
American International Group, Inc.	24,510	1,518,640
AON Corp.	3,000	96,240
Cigna Corp.	1,200	141,432
Cincinnati Financial Corp.	1,574	65,935
Hartford Financial Services Group, Inc.	2,800	216,076
Lincoln National Corp.	1,700	88,434
Loews Corp.	1,300	120,133
Safeco Corp.	1,200	64,056
St. Paul Travelers Co.’s, Inc.	6,204	278,373
Torchmark Corp.	1,000	52,830
UnumProvident Corp.	2,800	57,400

		3,255,257

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Insurance - Property & Casualty - 0.5%
ACE Ltd.	2,700	127,089
Chubb Corp.	1,800	161,190
Progressive Corp.	1,800	188,586
XL Capital Ltd.	1,300	88,439

		565,304

Investment Management Companies - 0.1%
Federated Investors, Inc., Class B	800	26,584
Janus Capital Group, Inc.	2,200	31,790
T. Rowe Price Group, Inc.	1,200	78,360

		136,734

Jewelry Watches & Gems - 0.1%
Tiffany & Co.	1,400	55,678

Leisure Time - 0.2%
Carnival Corp.	4,100	204,918

Machinery - Agricultural - 0.1%
Deere & Co.	2,300	140,760

Machinery - Construction & Handling - 0.4%
Caterpillar, Inc.	6,400	376,000

Machinery - Engines - 0.0%
Cummins, Inc.	400	35,196

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Machinery - Industrial / Specialty - 0.3%
Illinois Tool Works, Inc.	2,000	164,660
Ingersoll-Rand Co. Ltd.	3,200	122,336

		286,996

Machinery - Oil Well Equipment & Services - 1.6%
Baker Hughes, Inc.	3,100	185,008
BJ Services Co.	3,000	107,970
Halliburton Co.	4,700	322,044
Nabors Industries Ltd.*	1,400	100,562
National Oilwell Varco, Inc.*	1,600	105,280
Noble Corp.	1,300	88,998
Rowan Co.’s, Inc.	1,100	39,039
Schlumberger Ltd.	5,500	464,090
Transocean, Inc.*	3,081	188,896
Weatherford International Ltd.*	1,300	89,258

		1,691,145

Medical & Dental - Instruments & Supplies - 1.1%
Bausch & Lomb, Inc.	500	40,340
Becton Dickinson & Co.	2,400	125,832
Biomet, Inc.	2,375	82,436
Boston Scientific Corp.*	5,600	130,872
C.R. Bard, Inc.	1,000	66,030
Fisher Scientific International, Inc.*	1,100	68,255
Guidant Corp.	3,100	213,559
St. Jude Medical, Inc.*	3,400	159,120
Stryker Corp.	2,700	133,461
Zimmer Holdings, Inc.*	2,280	157,069

		1,176,974

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Medical Services - 0.1%
Coventry Health Care, Inc.*	1,000	86,020

Milling - Fruit & Grain Production - 0.1%
Archer-Daniels-Midland Co.	5,892	145,297

Miscellaneous Equipment - 0.0%
W.W. Grainger, Inc.	800	50,336

Multi-Sector Companies - 4.4%
3M Co.	7,200	528,192
Brunswick Corp.	1,000	37,730
Eaton Corp.	1,400	88,970
Fortune Brands, Inc.	1,400	113,862
General Electric Co.	100,000	3,367,000
Honeywell International, Inc.	8,037	301,388
ITT Industries, Inc.	900	102,240
Johnson Controls, Inc.	1,700	105,485
Textron, Inc.	1,300	93,236

		4,738,103

Office Furniture & Business Equipment - 0.3%
Lexmark International, Inc.*	1,000	61,050
Pitney Bowes, Inc.	2,200	91,828
Xerox Corp.*	9,000	122,850

		275,728

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Office Supplies - 0.0%
Avery Dennison Corp.	900	47,151

Oil - Crude Producers - 1.4%
Anadarko Petroleum Corp.	2,174	208,160
Apache Corp.	3,096	232,881
Burlington Resources, Inc.	3,600	292,752
Devon Energy Corp.	4,400	302,016
EOG Resources, Inc.	2,200	164,780
Kerr-McGee Corp.	1,096	106,433
XTO Energy, Inc.	3,466	157,079

		1,464,101

Oil - Integrated Domestic - 1.3%
Amerada Hess Corp.	800	110,000
ConocoPhillips	13,088	914,982
Murphy Oil Corp.	1,500	74,805
Occidental Petroleum Corp.	3,700	316,091

		1,415,878

Oil - Integrated International - 5.1%
Chevron Corp.	21,268	1,376,678
Exxon Mobil Corp.	59,450	3,777,453
Marathon Oil Corp.	3,341	230,295

		5,384,426

Paints & Coatings - 0.1%
PPG Industries, Inc.	1,500	88,785
Sherwin-Williams Co.	1,100	48,477

		137,262

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Paper - 0.2%
International Paper Co.	4,631	138,004
MeadWestvaco Corp.	1,600	44,192

		182,196

Photography - 0.1%
Eastman Kodak Co.	2,800	68,124

Production Technology Equipment - 0.4%
Applied Materials, Inc.	15,000	254,400
KLA-Tencor Corp.	1,900	92,644
Novellus Systems, Inc.*	1,200	30,096
Teradyne, Inc.*	2,000	33,000

		410,140

Publishing - Miscellaneous - 0.2%
McGraw-Hill Co.’s, Inc.	3,500	168,140
Meredith Corp.	300	14,967
RR Donnelley & Sons Co.	2,100	77,847

		260,954

Publishing - Newspapers - 0.3%
Gannett Co., Inc.	2,300	158,309
Knight Ridder, Inc.	700	41,076
New York Times Co.	1,400	41,650
Tribune Co.	2,602	88,182

		329,217

Radio & Television Broadcasters - 0.5%
Clear Channel Communications, Inc.	5,100	167,739
News Corp.	23,100	360,129
Univision Communications, Inc.*	2,200	58,366

		586,234

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Railroads - 0.6%
Burlington Northern Santa Fe Corp.	3,400	203,320
CSX Corp.	2,100	97,608
Norfolk Southern Corp.	3,600	146,016
Union Pacific Corp.	2,500	179,250

		626,194

Real Estate Investment Trust - 0.7%
Apartment Investment & Management Co. (REIT)	900	34,902
Archstone-Smith Trust (REIT)	2,000	79,740
Equity Office Properties Trust (REIT)	3,900	127,569
Equity Residential Properties Trust (REIT)	2,700	102,195
Plum Creek Timber Co., Inc. (REIT)	1,800	68,238
ProLogis (REIT)	2,300	101,913
Public Storage, Inc. (REIT)	800	53,600
Simon Property Group, Inc. (REIT)	1,700	126,004
Vornado Realty Trust (REIT)	1,000	86,620

		780,781

Recreational Vehicles & Boats - 0.1%
Harley-Davidson, Inc.	2,700	130,788

Rent & Lease Services - Commercial - 0.0%
Ryder System, Inc.	700	23,954

Restaurants - 0.7%
Darden Restaurants, Inc.	1,350	41,000
McDonald’s Corp.	11,600	388,484
Starbucks Corp.*	3,600	180,360
Wendy’s International, Inc.	1,100	49,665
Yum! Brands, Inc.	2,600	125,866

		785,375

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Retail - 4.3%
Autonation, Inc.*	2,200	43,934
Autozone, Inc.*	600	49,950
Bed Bath & Beyond, Inc.*	2,700	108,486
Best Buy Co., Inc.	3,850	167,590
Big Lots, Inc.*	1,200	13,188
Circuit City Stores, Inc.	1,900	32,604
Costco Wholesale Corp.	4,500	193,905
Dillards, Inc.	800	16,704
Dollar General Corp.	2,850	52,269
Family Dollar Stores, Inc.	1,500	29,805
Federated Department Stores, Inc.	2,472	165,303
Gap, Inc.	5,500	95,865
Home Depot, Inc.	20,200	770,428
J.C. Penney Co., Inc.	2,500	118,550
Kohl’s Corp.*	3,100	155,558
Limited Brands, Inc.	3,481	71,117
Lowe’s Co.’s, Inc.	7,200	463,680
Nordstrom, Inc.	2,100	72,072
Office Depot, Inc.*	3,000	89,100
OfficeMax, Inc.	700	22,169
RadioShack Corp.	1,400	34,720
Sears Holdings Corp.*	929	115,586
Staples, Inc.	6,900	147,108
Target Corp.	8,300	431,019
TJX Co.’s, Inc.	4,400	90,112
Wal-Mart Stores, Inc.	23,600	1,034,152

		4,584,974

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Savings & Loans - 0.5%
Golden West Financial Corp.	2,400	142,536
Sovereign Bancorp, Inc.	3,500	77,140
Washington Mutual, Inc.	8,100	317,682

		537,358

Scientific Equipment & Supplies - 0.0%
Applera Corp. - Applied Biosystems Group	1,800	41,832

Securities Brokers & Services - 0.9%
Bear Stearns Co.’s, Inc.	1,085	119,079
Charles Schwab Corp.	9,800	141,414
Countrywide Financial Corp.	5,400	178,092
E*Trade Financial Corp.*	3,200	56,320
Franklin Resources, Inc.	1,500	125,940
Lehman Brothers Holdings, Inc.	2,600	302,848

		923,693

Services - Commercial - 0.9%
Allied Waste Industries, Inc.*	2,000	16,900
Cendant Corp.	9,700	200,208
Cintas Corp.	1,500	61,575
Convergys Corp.*	1,600	22,992
eBay, Inc.*	10,500	432,600
Monster Worldwide, Inc.*	1,200	36,852
Robert Half International, Inc.	1,500	53,385

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Sabre Holdings Corp.	1,434	29,082
Waste Management, Inc.	5,400	154,494

		1,008,088

Shoes - 0.2%
Nike, Inc., Class B	1,800	147,024
Reebok International Ltd.	600	33,942

		180,966

Soaps & Household Chemicals - 1.7%
Clorox Co.	1,400	77,756
Colgate-Palmolive Co.	4,900	258,671
Procter & Gamble Co.	24,200	1,438,932

		1,775,359

Steel - 0.1%
Allegheny Technologies, Inc.	750	23,235
Nucor Corp.	1,400	82,586
United States Steel Corp.	1,000	42,350

		148,171

Telecommunications Equipment - 0.0%
Andrew Corp.*	1,600	17,840

Textiles Apparel Manufacturers - 0.2%
Coach, Inc.*	3,400	106,624
Jones Apparel Group, Inc.	1,200	34,200
Liz Claiborne, Inc.	1,100	43,252
VF Corp.	900	52,173

		236,249

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	800	12,216
Goodyear Tire & Rubber Co.*	1,800	28,062

		40,278

Tobacco - 1.5%
Altria Group, Inc.	19,600	1,444,716
Reynolds American, Inc.	900	74,718
UST, Inc.	1,600	66,976

		1,586,410

Toys - 0.1%
Hasbro, Inc.	1,600	31,440
Mattel, Inc.	3,900	65,052

		96,492

Transportation Miscellaneous - 0.7%
United Parcel Service, Inc., Class B	10,400	718,952

Utilities - Cable, Television, & Radio - 0.6%
Comcast Corp.*	20,681	607,608

Utilities - Electrical - 3.3%
AES Corp.*	6,100	100,223
Allegheny Energy, Inc.*	1,300	39,936
Ameren Corp.	1,900	101,631
American Electric Power Co., Inc.	3,700	146,890
Centerpoint Energy, Inc.	2,800	41,636
Cinergy Corp.	1,900	84,379
CMS Energy Corp.*	1,800	29,610
Consolidated Edison, Inc.	2,200	106,810
Constellation Energy Group, Inc.	1,700	104,720

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Dominion Resources, Inc.	3,216	277,026
DTE Energy Co.	1,700	77,962
Duke Energy Corp.	8,400	245,028
Edison International	2,900	137,112
Entergy Corp.	2,000	148,640
Exelon Corp.	6,200	331,328
FirstEnergy Corp.	2,961	154,327
FPL Group, Inc.	3,700	176,120
NiSource, Inc.	2,540	61,595
PG&E Corp.	3,400	133,450
Pinnacle West Capital Corp.	1,000	44,080
PPL Corp.	3,600	116,388
Progress Energy, Inc.	2,341	104,760
Public Service Enterprise Group, Inc.	2,100	135,156
Southern Co.	7,000	250,320
Teco Energy, Inc.	2,000	36,040
TXU Corp.	2,200	248,336
XCEL Energy, Inc.	3,545	69,517

		3,503,020

Utilities - Gas Distribution - 0.3%
KeySpan Corp.	1,600	58,848
Kinder Morgan, Inc.	1,000	96,160
Nicor, Inc.	500	21,015
Peoples Energy Corp.	400	15,752
Sempra Energy	2,200	103,532

		295,307

EQUITY SECURITIES - 98.0%	SHARES	VALUE

Utilities - Gas Pipelines - 0.2%
Dynegy, Inc.*	3,200	15,072
El Paso Corp.	6,059	84,220
Williams Co.’s, Inc.	5,100	127,755

		227,047

Utilities - Telecommunications - 3.0%
Alltel Corp.	3,600	234,396
AT&T Corp.	7,315	144,837
Bellsouth Corp.	17,300	454,990
CenturyTel, Inc.	1,300	45,474
Citizens Communications Co.	3,000	40,650
Qwest Communications International, Inc.*	15,534	63,689
SBC Communications, Inc.	31,200	747,864
Sprint Nextel Corp.	27,662	657,802
Verizon Communications, Inc.	26,044	851,378

		3,241,080

Total Equity Securities (Cost $110,145,373)		104,396,849

	PRINCIPAL
MONEY MARKET FUNDS - 1.5%	AMOUNT	VALUE

AIM STIC Prime Fund	$1,616,575	$1,616,575
Federated Prime Obligations Fund	16	16

Total Money Market Funds (Cost $1,616,591)		1,616,591

U.S. TREASURY - 0.6%

United States Treasury Bills, 12/8/05#	645,000	640,894

Total U.S. Treasury (Cost $640,894)	640,894

Total Investments (Cost $112,402,858) - 100.1%	106,654,334
Other assets and liabilities, net — (0.1%)	(86,336)

Net Assets - 100%	$106,567,998

				Unrealized
	Number of		Underlying Face	Appreciation
Futures	Contracts	Expiration Date	Amount at Value	(Depreciation)

Purchased:
E-mini S&P 500#	38	12/05	$2,345,170	($9,487)

*	Non-income producing security.

#	Futures collateralized by 645,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 84.2%	AMOUNT	VALUE

550 West 14th Place Revenue, 3.89%, 2/1/29, LOC: Harris Trust (r)	$390,000	$390,000
Akron Hardware Consultants, Inc., 3.91%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	960,000	960,000
Alabama State IDA Revenue, 3.89%, 5/1/10, LOC: Regions Bank (r)	175,000	175,000
Alabama State Incentives Financing Authority SO Revenue, 3.88%, 10/1/29, BPA: Wachovia Bank, AMBAC Insured (r)	380,000	380,000
Alameda County California IDA Revenue, 3.80%, 7/1/30, LOC: Union Bank, C/LOC: CalSTERS (r)	2,500,000	2,500,000
Atmore Alabama Industrial Development Board Revenue, 3.88%, 8/1/22, LOC: Whitney National Bank, C/LOC: Bank of New York (r)	20,000	20,000
BJS Family LP, 3.80%, 5/1/15, LOC: SunTrust Bank (r)	1,600,000	1,600,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 3.94%, 6/1/21, LOC: Comercia Bank (r)	620,000	620,000
Butler County Alabama IDA Revenue, 3.88%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	805,000	805,000
Byron Park, 3.95%, 1/20/31, LOC: Credit Lyonnais (r)	2,700,000	2,700,000
California Statewide Communities Development Authority Revenue, 3.95%, 12/15/36, LOC: Bank of the West (r)	2,300,000	2,300,000
Chatham Centre LLC, 4.03%, 4/1/22, LOC: Bank of North Georgia (r)	320,000	320,000
Coughlin Family Properties of Circleville LLC, 3.84%, 3/1/20, LOC: Fifth Third Bank (r)	1,115,000	1,115,000
Dakota County Minnesota MFH Revenue, 3.84%, 1/1/38, LOC: Lasalle Bank (r)	1,000,000	1,000,000
Dunn Nursing Home, Inc., 3.85%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	835,000	835,000
Durham North Carolina GO, 3.92%, 5/1/18, BPA: Bank of America (r)	2,415,000	2,415,000
Florida State Housing Finance Corp. MFH Revenue, 3.88%, 10/15/32, LOC: Fannie Mae (r)	865,000	865,000
Four Fishers LLC, 3.99%, 4/1/24, LOC: Standard Federal Bank (r)	1,650,000	1,650,000
Grove City Church of the Nazarene, 3.90%, 2/1/24, LOC: National City Bank (r)	2,929,000	2,929,000
Heritage Funeral Services LLC, 3.98%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	160,000	160,000
Hillcrest Baptist Church, 3.94%, 12/1/20, LOC: Wachovia Bank (r)	4,350,000	4,350,000
Holland Board of Public Works Home Building Co., 3.98%, 11/1/22, LOC: Wells Fargo Bank (r)	1,350,000	1,350,000
Hopkinsville Kentucky Industrial Building LO Revenue, 3.85%, 8/1/24, LOC: Comercia Bank (r)	2,825,000	2,825,000
Illinois State Development Finance Authority Revenue, 3.94%, 7/1/10, LOC: Lasalle Bank (r)	500,000	500,000
Indiana State Development Finance Authority Revenue, 3.84%, 9/1/16, LOC: JP Morgan Chase Bank (r)	2,950,000	2,950,000
Kaneville Road Joint Venture, Inc., 3.90%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	905,000	905,000
Kansas City Missouri IDA MFH Revenue, 3.94%, 3/1/35, LOC: LaSalle Bank (r)	870,000	870,000
Lancaster California Redevelopment Agency MFH Revenue, 3.93%, 1/15/35, LOC: Fannie Mae (r)	500,000	500,000
Long Beach California GO, 3.90%, 11/1/30, LOC: Allied Irish Bank (r)	1,500,000	1,500,000
Macon-Bibb County Georgia Industrial Authority Revenue, 3.96%, 7/1/14, LOC: AmSouth Bank (r)	1,000,000	1,000,000
Main & Walton, Inc., 3.85%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	400,000	400,000
Maniilaq Association Alaska Revenue, 3.85%, 11/1/22, LOC:Washington Mutual Bank, C/LOC: FHLB (r)	1,900,000	1,900,000
Meyer Cookware Industries, Inc., 3.84%, 5/1/27, LOC: BNP Paribas (r)	545,000	545,000
Middletown New York IDA Revenue Bonds, 3.95%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,560,000	1,560,000

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 84.2%	AMOUNT	VALUE

Milwaukee Wisconsin Redevelopment Authority Revenue, 3.92%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	360,000	360,000
Mississippi Business Finance Corp. Revenue, 3.93%, 8/1/24, LOC: Union Planters National (r)	1,920,000	1,920,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 3.99%, 5/1/25, LOC: FHLB (r)	1,360,000	1,360,000
New Jersey State Economic Development Authority Revenue, 3.99%, 11/1/06, LOC: Wachovia Bank (r)	115,000	115,000
New York City New York IDA Revenue, 4.05%, 6/1/30, LOC: Citibank (r)	2,460,000	2,460,000
Omaha Nebraska SO, 3.94%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	500,000	500,000
Osprey Management Co. LLC, 3.88%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Pennsylvania State Higher Educational Facilities Authority Revenue:
4.10%, 8/1/07, LOC: Citizens Bank of Pennsylvania (r)	225,000	225,000
4.35%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	150,000	150,000
Peoploungers, Inc., 3.88%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	170,000	170,000
Portage Indiana Economic Development Revenue, 4.10%, 3/1/20, LOC: FHLB (r)	440,000	440,000
Post Apartment Homes LP, 3.84%, 7/15/29, CA: Fannie Mae (r)	7,450,000	7,450,000
Racetrac Capital LLC, 3.87%, 9/1/20, LOC: Regions Bank (r)	300,000	300,000
Rex Lumber LLC, 3.88%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,500,000	1,500,000
Rocketship Properties III LLC, 4.06%, 6/1/21, LOC: National Bank of South Carolina (r)	720,000	720,000
San Joaquin Mariners Association LP, 3.95%, 7/1/29, LOC: Credit Suisse First Boston Corp. (r)	375,000	375,000
Savannah Georgia Economic Development Authority Revenue, 3.85%, 3/1/18, LOC: SunTrust Bank (r)	1,040,000	1,040,000
Schenectady New York Metroplex Development Authority Revenue, 3.84%, 8/1/28, BPA: Key Bank, FSA Insured (r)	500,000	500,000
Sea Island Co., 4.15%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,775,000	1,775,000
Shawnee Kansas Private Activity Revenue, 3.85%, 12/1/12, LOC: JP Morgan Chase Bank (r)	1,170,000	1,170,000
Southeast Alabama Gas Distribution Revenue, 3.88%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	2,390,000	2,390,000
Southern Indiana Investments Company Two LLC, 3.85%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	100,000	100,000
St. Joseph County Indiana Economic Development Revenue:
4.15%, 6/1/27, LOC: FHLB (r)	110,000	110,000
4.15%, 6/1/27, LOC: FHLB (r)	295,000	295,000
St. Paul Minnesota Port Authority Revenue:
4.13%, 3/1/07, LOC: Dexia Credit Local (r)	255,000	255,000
4.34%, 6/1/11, LOC: U.S. Bank (r)	435,000	435,000
3.94%, 12/1/23, LOC: Dexia Credit Local (r)	750,000	750,000
StorageMax Midtown LLC, 3.85%, 5/20/23, LOC: State Bank & Trust, C/LOC: FHLB (r)	770,000	770,000
Suffolk County New York IDA Revenue, 3.84%, 12/15/07, LOC: JP Morgan Chase Bank (r)	170,000	170,000
Tyler Enterprises LLC, 3.85%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	2,175,000	2,175,000
Washington State Housing Finance Commission Revenue:
Rose Creek, 3.88%, 2/1/28, LOC: U.S. Bank (r)	780,000	780,000
Twin Ponds, 3.88%, 2/1/28, LOC: U.S. Bank (r)	1,220,000	1,220,000
3.88%, 7/15/34, LOC: Fannie Mae (r)	1,670,000	1,670,000
3.92%, 5/15/35, LOC: Fannie Mae (r)	275,000	275,000
Wyandotte County and Kansas City Kansas MFH Revenue, 4.34%, 6/15/35, LOC: Fannie Mae (r)	350,000	350,000

Total Taxable Variable Rate Demand Notes (Cost $80,069,000)		80,069,000

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 13.3%	AMOUNT	VALUE

Fannie Mae:
2.50%, 5/10/06	1,000,000	992,641
3.25%, 7/12/06	1,000,000	996,154
Fannie Mae Discount Notes, 3/31/06	1,000,000	982,855
Federal Home Loan Bank:
1.70%, 12/30/05	1,500,000	1,494,797
3.60%, 5/24/06	1,000,000	1,000,000
3.55%, 6/22/06	1,000,000	1,000,000
4.00%, 7/28/06	500,000	500,000
Federal Home Loan Bank Discount Notes:
2/10/06	500,000	493,024
6/2/06	1,000,000	976,616
Freddie Mac:
1.875%, 6/30/06	1,000,000	987,274
3.70%, 6/30/06	1,000,000	1,000,000
Freddie Mac Discount Notes:
12/13/05	750,000	745,689
5/30/06	1,000,000	976,737
8/22/06	500,000	482,125

Total U.S. Government Agencies and Instrumentalities (Cost $12,627,912)		12,627,912

Certificates of Deposit - 0.5%

Toronto Dominion Bank, 3.94%, 7/10/06	500,000	499,195

Total Certificates of Deposit (Cost $499,195)		499,195

Total Investments (Cost $93,196,107) - 98.0%		93,196,107
Other assets and liabilities, net - 2.0%		1,878,366

Net Assets - 100%		$95,074,473

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
BPA: Bond-Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSA: Financial Security Assurance Inc.
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SELECT PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 93.0%	Shares	Value

Beverage - Soft Drinks - 3.2%
Coca-Cola Enterprises, Inc.	72,900	$1,421,550

Biotechnology - Research & Production - 1.8%
Baxter International, Inc.	20,000	797,400

Building - Air Conditioning - 4.8%
York International Corp.	38,300	2,147,481

Cable Television Services - 1.7%
Liberty Media Corp.*	91,000	732,550

Communications & Media - 3.3%
Discovery Holding Co.*	9,100	131,404
Time Warner, Inc.	74,200	1,343,762

		1,475,166

Cosmetics - 2.9%
Estee Lauder Co.’s, Inc.	37,500	1,306,125

Drugs & Pharmaceuticals - 3.1%
Hospira, Inc.*	34,000	1,392,980

Electronics - Semiconductors / Components - 3.3%
National Semiconductor Corp.	55,800	1,467,540

Electronics - Technology - 3.2%
Raytheon Co.	38,000	1,444,760

EQUITY SECURITIES - 93.0%	Shares	Value

Financial Miscellaneous - 4.2%
H & R Block, Inc.	77,400	1,856,052

Healthcare Services - 3.8%
Omnicare, Inc.	30,000	1,686,900

Insurance - Life - 3.3%
Conseco, Inc.*	69,600	1,469,256

Miscellaneous Business & Consumer Discretionary - 4.0%
E.W. Scripps Co.	35,500	1,773,935

Oil - Crude Producers - 4.1%
Burlington Resources, Inc.	22,600	1,837,832

Publishing - Miscellaneous - 4.1%
RR Donnelley & Sons Co.	49,000	1,816,430

Publishing - Newspapers - 2.2%
Knight Ridder, Inc.	17,000	997,560

Recreational Vehicles & Boats - 1.8%
Harley-Davidson, Inc.	16,500	799,260

Restaurants - 4.2%
Yum! Brands, Inc.	38,600	1,868,626

Retail - 8.8%
AutoNation, Inc.*	63,000	1,258,110
CDW Corp.	24,700	1,455,324
TJX Co.’s, Inc.	59,000	1,208,320

		3,921,754

Savings & Loans - 10.7%
Sovereign Bancorp, Inc.	80,000	1,763,200
Washington Mutual, Inc.	76,500	3,000,330

		4,763,530

EQUITY SECURITIES - 93.0%	Shares	Value

Services - Commercial - 3.5%
Aramark Corp., Class B	59,000	1,575,890

Shoes - 3.0%
Timberland Co.*	40,000	1,351,200

Textiles Apparel Manufacturers - 2.7%
Liz Claiborne, Inc.	30,600	1,203,192

Toys - 2.2%
Mattel, Inc.	58,900	982,452

Utilities - Cable, Television, & Radio - 3.1%
Cablevision Systems Corp.*	45,700	1,401,619

Total Equity Securities (Cost $34,722,796)		41,491,040

Total Investments (Cost $34,722,796) - 93.0%		41,491,040
Other assets and liabilities, net - 7.0%		3,122,145

Net Assets - 100%		$44,613,185

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

EQUITY SECURITIES - 93.7%	Shares	Value

Advertising Agencies - 3.4%
Advo, Inc.	16,700	$522,543
Valassis Communications, Inc.*	10,000	389,800

		912,343

Aerospace - 0.8%
Heico Corp.	9,300	215,760

Banks - Outside New York City - 7.9%
Alabama National Bancorp	2,800	179,032
Boston Private Financial Holdings, Inc.	19,000	504,260
Financial Institutions, Inc.	3,900	71,799
Hanmi Financial Corp.	29,000	520,550
Pacific Capital Bancorp	14,400	479,376
UMB Financial Corp.	5,300	348,104

		2,103,121

Building - Heat & Plumbing - 1.4%
Interline Brands, Inc.*	17,600	369,776

Building Materials - 1.0%
Trex Co, Inc.*	10,900	261,600

Chemicals - 2.2%
MacDermid, Inc.	13,700	359,762
Rockwood Holdings, Inc.*	12,400	236,220

		595,982

Coal - 0.3%
Foundation Coal Holdings, Inc.	2,300	88,435

Communications Technology - 1.6%
Bel Fuse, Inc., Class B	11,800	429,874

Computer - Services, Software & Systems - 3.1%
Ansoft Corp.*	9,000	261,900
Dendrite International, Inc.*	27,900	560,511

		822,411

EQUITY SECURITIES - 93.7%	Shares	Value

Consumer Products - 1.5%
Matthews International Corp.	10,700	404,353

Drugs & Pharmaceuticals - 1.3%
Valeant Pharmaceuticals International	17,600	353,408

Electronic Equipment & Components - 3.1%
AZZ, Inc.*	15,600	320,580
Baldor Electric Co.	19,600	496,860

		817,440

Electronics - 1.4%
II-VI, Inc.*	21,500	381,410

Electronics - Semiconductors / Components - 2.6%
Excel Technology, Inc.*	9,800	251,762
Micrel, Inc.*	39,100	439,093

		690,855

Electronics - Technology - 2.1%
Coherent, Inc.*	19,200	562,176

Energy Equipment - 1.4%
Global Power Equipment Group, Inc.*	51,400	366,482

Financial Data Processing Services - 1.4%
Wright Express Corp.*	16,800	362,712

Financial Miscellaneous - 1.0%
Sterling Bancorp	12,046	271,155

Healthcare Management Services - 0.5%
Corvel Corp.*	5,300	126,988

EQUITY SECURITIES - 93.7%	Shares	Value

Insurance - Property & Casualty - 1.3%
Donegal Group, Inc.	16,509	358,245

Jewelry Watches & Gems - 1.4%
Fossil, Inc.*	20,000	363,800

Machinery - Industrial / Specialty - 1.6%
Actuant Corp.	7,200	336,960
Met-Pro Corp.	5,899	91,494

		428,454

Machinery - Oil Well Equipment & Services - 5.8%
Rowan Co.’s, Inc.	8,000	283,920
RPC, Inc.	21,350	549,976
W-H Energy Services, Inc.*	22,100	716,482

		1,550,378

Medical & Dental - Instruments & Supplies - 1.6%
West Pharmaceutical Services, Inc.	14,000	415,380

Metal Fabricating - 2.4%
Kaydon Corp.	14,300	406,263
RBC Bearings, Inc.*	15,500	247,225

		653,488

Miscellaneous Materials & Processing - 1.0%
Xerium Technologies, Inc.	22,100	253,708

Multi-Sector Companies - 2.9%
Carlisle Co.’s, Inc.	3,800	241,566
Teleflex, Inc.	7,600	535,800

		777,366

EQUITY SECURITIES - 93.7%	Shares	Value

Oil - Crude Producers - 1.7%
Unit Corp.*	8,200	453,296

Plastics - 1.7%
Spartech Corp.	22,500	439,650

Pollution Control & Environmental Services - 1.5%
Headwaters, Inc.*	10,400	388,960

Production Technology Equipment - 2.4%
Entegris, Inc.*	57,407	648,699

Radio & Television Broadcasters - 5.3%
Emmis Communications Corp.*	12,500	276,125
Gray Television, Inc.	38,000	402,420
Lin TV Corp.*	21,500	299,925
Saga Communications, Inc.*	33,550	446,215

		1,424,685

Restaurants - 2.8%
Rare Hospitality International, Inc.*	14,750	379,075
Steak N Shake Co.*	20,500	372,075

		751,150

Retail - 5.1%
Big 5 Sporting Goods Corp.	10,400	248,144
Coldwater Creek, Inc.*	14,250	359,385
Sportsman’s Guide, Inc.*	27,800	758,940

		1,366,469

Savings & Loans - 5.1%
Fidelity Bankshares, Inc.	12,500	381,875
First Republic Bank	15,925	561,038
Webster Financial Corp.	9,300	418,128

		1,361,041

EQUITY SECURITIES - 93.7%	Shares	Value

Securities Brokers & Services - 1.8%
Jefferies Group, Inc.	10,700	465,985

Services - Commercial - 2.0%
G & K Services, Inc.	13,500	531,765

Textiles Apparel Manufacturers - 2.4%
Carter’s, Inc.*	11,100	630,480

Transportation Miscellaneous - 1.6%
CH Robinson Worldwide, Inc.	6,800	436,016

Truckers - 4.3%
Heartland Express, Inc.	16,500	335,610
Knight Transportation, Inc.	11,525	280,749
Landstar System, Inc.	13,300	532,399

		1,148,758

Total Equity Securities (Cost $21,560,179)		24,984,054

TOTAL INVESTMENTS (Cost $21,560,179) - 93.7%		24,984,054
Other assets and liabilities, net - 6.3%		1,693,337

Net Assets - 100%		$26,677,391

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of fifteen separate portfolios, nine of which are reported herein. The Income & Growth, Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The Select and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.
On July 22, 2005, the net assets of the Calvert Variable Series, Inc. Calvert Social Money Market Portfolio merged into the Calvert Variable Series, Inc. Ameritas Money Market Portfolio. The merger was accomplished by a tax-free exchange of 11,678,845 shares of the Ameritas Money Market Portfolio for 11,678,845 shares of the Calvert Social Money Market Portfolio outstanding at July 22, 2005. The Calvert Social Money Market Portfolio’s net assets as of July 22, 2005 were combined with those of the Ameritas Money Market Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2005, no securities were fair valued under the direction of the Board of Directors.
Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolios have an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

	MONEY	INCOME &		SMALL
	MARKET	GROWTH	GROWTH	CAPITALIZATION

Federal income tax cost	$93,196,107	$37,870,212	$69,786,935	$32,679,198

Unrealized appreciation	—	4,184,796	7,363,927	5,014,278

Unrealized (depreciation)	—	(1,135,992)	(984,788)	(1,604,735)

Net appreciation (depreciation)	—	$3,048,804	$6,379,139	$3,409,543

	MIDCAP	CORE
	GROWTH	STRATEGIES	INDEX 500	SELECT

Federal income tax cost	$66,183,455	$59,109,608	$120,948,681	$34,722,796

Unrealized appreciation	9,527,369	7,470,893	20,393,506	7,319,778

Unrealized (depreciation)	(2,068,520)	(1,829,393)	(34,687,853)	(551,534)

Net appreciation (depreciation)	$7,458,849	$5,641,500	($14,294,347)	$6,768,244

SMALL
COMPANY

Federal income tax cost	$21,557,474

Unrealized appreciation	4,610,017

Unrealized (depreciation)	(1,183,437)

Net appreciation (depreciation)	$3,426,580

CAPITAL LOSS CARRYFORWARDS

	INCOME &		SMALL	MIDCAP
EXPIRATION DATE	GROWTH	GROWTH	CAPITALIZATION	GROWTH

31-Dec-09	$4,719,500	$15,004,828	$25,901,859	—
31-Dec-10	17,480,903	31,522,956	11,902,668	$358,996
31-Dec-11	217,573	—	—	—
31-Dec-12	—	—	—	—

	$22,417,976	$46,527,784	$37,804,527	$358,996

	CORE
EXPIRATION DATE	STRATEGIES	INDEX 500	SELECT

31-Dec-09	$2,044,216	$4,509,591	—
31-Dec-10	19,685,655	12,775,077	$564,491
31-Dec-11	251,543	2,110,080	7,078
31-Dec-12	—	960,575	—

	$21,981,414	$20,355,323	$571,569

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
NOTE C — SUBSEQUENT EVENT
On November 18, 2005, the net assets of the Calvert Variable Series, Inc. Ameritas Growth Portfolio merged into the Calvert Variable Series, Inc. Ameritas Income & Growth Portfolio. The merger was accomplished by a tax-free exchange of 5,901,872 shares of the Ameritas Income & Growth Portfolio (valued at $76,901,398) for 1,514,038 shares of the Ameritas Growth Portfolio outstanding at November 18, 2005. The Ameritas Growth Portfolio’s net assets as of November 18, 2005, including $7,116,533 of unrealized appreciation and $9,999,416 of net realized gain, were combined with those of the Ameritas Income & Growth Portfolio.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara Krumsiek
Chairman — Principal Executive Officer

Date:	November 22, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek

Barbara Krumsiek
Chairman — Principal Executive Officer

Date:	November 22, 2005

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	November 21, 2005